UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-23308

PPM Funds

(Exact name of registrant as specified in charter)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing address)

Andrew Tedeschi

PPM Funds

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 338-5800

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1, 2024 – June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders.

PPMFunds
PPM Core Plus Fixed Income Fund - PKPIX
Semi-Annual Shareholder Report
Institutional Class
June 30, 2024

This shareholder report contains important information about PPM Core Plus Fixed Income Fund for the period ended June 30, 2024. You can find additional information at https://www.ppmamerica.com/ppmfunds. You can also request this information by contacting us at 1-844-446-4PPM (1-844-446-4776).

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$22	0.45%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value
Fund Size ($):	36,005,848
Number of Investments:	451
Portfolio Turnover (%):	46

What did the Fund invest in as of June 30, 2024?†

Credit Rating (%)*
AAA	10.3
AA	37.7
A	18.9
BBB	22.0
BB	9.6
B	1.1
CCC	0.0
D	0.0
Cash	0.4
Unassigned	0.0
Total Investments	100.0

Asset Class (%)
Long Investments
Corporate Bonds And Notes	52.1
Government And Agency Obligations	33.9
Non-U.S. Government Agency Asset-Backed Securities	9.8
Senior Floating Rate Instruments	2.9
Short Term Investments	1.7
Total Net Assets	100.4

PPM Core Plus Fixed Income Fund

Industry Sector (%)
Long Investments
Financials	27.2
U.S. Government Agency MBS	21.8
Government Securities	12.1
Non-U.S. Government Agency ABS	9.8
Energy	5.9
Utilities	4.7
Consumer Discretionary	3.6
Health Care	3.5
Industrials	3.3
Materials	2.5
Other Sectors	6.0
Total Net Assets	100.4

Top 10 Holdings (%)
Treasury, United States Department of, 2.88%, 05/15/32	2.5
Treasury, United States Department of, 3.88%, 08/15/33	1.2
State Street U.S. Government Money Market Fund, 5.19%	1.2
Federal National Mortgage Association, Inc., 3.00%, 05/01/46	1.0
Treasury, United States Department of, 1.38%, 11/15/31	0.9
Treasury, United States Department of, 1.50%, 02/15/30	0.9
Treasury, United States Department of, 3.75%, 08/15/41	0.8
Treasury, United States Department of, 3.50%, 02/15/33	0.8
The Bank of New York Mellon Corporation, 6.47%, 10/25/34	0.8
Government National Mortgage Association, 2.50%, 03/20/51	0.7
Total Net Assets	10.8

†Does not reflect investments in derivative instruments, if applicable. Totals may not equal 100% due to rounding, if applicable.

* Credit ratings for securities held in the Fund are typically provided by at least one of three nationally recognized statistical rating organizations (“NRSRO”): Standard & Poor’s (S&P), Moody’s Investor Service and Fitch, Inc. For purposes of this presentation, credit ratings are determined based on the Bloomberg U.S. Aggregate Index’s credit rating methodology. If there are multiple ratings for a security, the lowest rating is used unless ratings are provided by all three agencies, in which case the middle rating is used. If no NRSRO ratings are available, the internal rating is used. For more information on the Fund’s credit rating methodology, please refer to the Fund’s Prospectus. Additional information about NRSRO ratings is contained in the Fund’s Statement of Additional Information.

Visit https://www.ppmamerica.com/ppmfunds for more recent holdings information.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.ppmamerica.com/ppmfunds, including:
w	Prospectus and Statement of Additional Information
w	Financial information
w	Holdings
w	Proxy voting information
w	Description of credit ratings of investments

2

PPMFunds
PPM High Yield Core Fund - PKHIX
Semi-Annual Shareholder Report
Institutional Class
June 30, 2024

This shareholder report contains important information about PPM High Yield Core Fund for the period ended June 30, 2024. You can find additional information at https://www.ppmamerica.com/ppmfunds. You can also request this information by contacting us at 1-844-446-4PPM (1-844-446-4776).

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$35	0.70%

What are some key Fund statistics as of June 30, 2024?

Fund Statistic	Value
Fund Size ($):	38,522,037
Number of Investments:	325
Portfolio Turnover (%):	44

What did the Fund invest in as of June 30, 2024?†

Credit Rating (%)*
AAA	0.0
AA	0.0
A	0.3
BBB	4.9
BB	47.2
B	34.5
CCC	9.8
D	0.2
Cash	2.8
Unassigned	0.3
Total Investments	100.0

Asset Class (%)
Long Investments
Corporate Bonds And Notes	87.1
Senior Floating Rate Instruments	8.4
Short Term Investments	7.0
Common Stocks	0.3
Total Net Assets	102.8

PPM High Yield Core Fund

Industry Sector (%)
Long Investments
Energy	16.1
Financials	15.1
Consumer Discretionary	14.8
Communication Services	13.2
Industrials	10.4
Health Care	6.8
Information Technology	6.2
Consumer Staples	6.0
Securities Lending Collateral	4.1
Materials	3.8
Other Sectors	6.3
Total Net Assets	102.8

Top 10 Holdings (%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.25% - Institutional Class	4.1
State Street U.S. Government Money Market Fund, 5.19%	2.9
Carnival Corporation, 4.00%, 08/01/28	2.0
Energean Israel Finance Ltd, 4.88%, 03/30/26	1.1
MCE Finance Limited, 5.38%, 12/04/29	1.0
Organon & Co., 5.13%, 04/30/31	0.9
Cimpress NV, 7.00%, 06/15/26	0.9
Enerflex Ltd., 9.00%, 10/15/27	0.8
Pilgrim's Pride Corporation, 4.25%, 04/15/31	0.8
Bip-V Chinook, 5.50%, 06/15/31	0.8
Total Net Assets	15.3

†Does not reflect investments in derivative instruments, if applicable. Totals may not equal 100% due to rounding, if applicable.

* Credit ratings for securities held in the Fund are typically provided by at least one of three nationally recognized statistical rating organizations (“NRSRO”): Standard & Poor’s (S&P), Moody’s Investor Service and Fitch, Inc. For purposes of this presentation, credit ratings are determined based on the Bloomberg U.S. Aggregate Index’s credit rating methodology. If there are multiple ratings for a security, the lowest rating is used unless ratings are provided by all three agencies, in which case the middle rating is used. If no NRSRO ratings are available, the internal rating is used. For more information on the Fund’s credit rating methodology, please refer to the Fund’s Prospectus. Additional information about NRSRO ratings is contained in the Fund’s Statement of Additional Information.

Visit https://www.ppmamerica.com/ppmfunds for more recent holdings information.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.ppmamerica.com/ppmfunds, including:
w	Prospectus and Statement of Additional Information
w	Financial information
w	Holdings
w	Proxy voting information
w	Description of credit ratings of investments

4

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual fling.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as a part of the financial statements filed under Item 7.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PPMFunds (Unaudited)

June 30, 2024

PPM Funds including: PPM Core Plus Fixed Income Fund (PKPIX) and PPM High Yield Core Fund (PKHIX)

PPMFunds

June 30, 2024 (Unaudited)

Important Disclosures and Glossary

Before investing, investors should carefully read the prospectus and/or summary prospectus and consider the investment objectives, risk, charges and expenses. For this and more complete information about the Funds, investors may obtain a prospectus or summary prospectus by calling 1-844-446-4PPM (1-844-446-4776), by writing PPM Funds, P.O. Box 2175, Milwaukee, Wisconsin 53201-2175, or by visiting https://www.ppmamerica.com/ppmfunds.

Mutual funds are issued by PPM America, Inc. PPM Funds are distributed by Foreside Financial Services, LLC.

The discussion of the Funds’ investments and investment strategy (including current investment themes, the portfolio managers’ research and investment process, and portfolio characteristics) represents the Funds’ investments and the views of the portfolio managers and PPM America, Inc., the Funds’ investment adviser, at the time of this report, and are subject to change without notice.

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance shown. All returns reflect the reinvestment of income dividends and capital gains. You cannot invest directly in an index.

Mutual fund investing involves risk. Please see the Notes to the Financial Statements of this report, as well as the prospectus for more information on risks.

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2024

	Shares/Par[1]	Value ($)
PPM Core Plus Fixed Income Fund
CORPORATE BONDS AND NOTES 52.1%
Financials 25.5%
AerCap Ireland Capital Designated Activity Company
2.45%, 10/29/26	115,000	107,261
3.00%, 10/29/28	111,000	100,868
AON North America, Inc.
5.45%, 03/01/34	90,000	89,640
5.75%, 03/01/54	63,000	61,591
Apollo Global Management, Inc.
5.80%, 05/21/54	85,000	83,552
Ares Capital Corporation
7.00%, 01/15/27	80,000	81,312
5.95%, 07/15/29	84,000	82,531
Banco Santander, S.A.
9.63%, (100, 05/21/33) (a) (b)	100,000	111,125
6.35%, 03/14/34 (b)	200,000	200,393
Bank of America Corporation
3.56%, 04/23/27	172,000	166,277
4.27%, 07/23/29	233,000	224,342
3.19%, 07/23/30	23,000	20,882
2.59%, 04/29/31	55,000	47,507
5.47%, 01/23/35	200,000	199,575
Bank of Nova Scotia, The
5.25%, 12/06/24 (b)	70,000	69,827
6.42%, 08/01/29 (c)	111,000	110,941
Barclays PLC
9.63%, (100, 12/15/29) (a) (b)	125,000	135,469
6.82%, (SOFR + 1.49%), 03/12/28 (b) (c)	90,000	90,912
BlackRock Funding, Inc.
5.25%, 03/14/54	52,000	50,235
Blackstone Private Credit Fund
3.25%, 03/15/27	38,000	35,072
Blue Owl Credit Income Corp.
6.60%, 09/15/29 (d) (e)	15,000	14,801
Citigroup Inc.
5.00%, (100, 09/12/24) (a)	143,000	142,291
7.13%, (100, 08/15/29) (a)	180,000	179,878
Citizens Financial Group, Inc.
6.65%, 04/25/35	50,000	51,733
CNO Financial Group, Inc.
6.45%, 06/15/34	84,000	83,794
CNO Global Funding
2.65%, 01/06/29 (e)	100,000	87,515
Credit Suisse AG
4.75%, 08/09/24	98,000	97,842
7.95%, 01/09/25	24,000	24,249
Deutsche Bank Aktiengesellschaft
7.15%, 07/13/27	150,000	153,550
3.73%, 01/14/32 (b)	84,000	70,826
F&G Annuities & Life, Inc.
6.50%, 06/04/29	29,000	28,857
F&G Global Funding
2.00%, 09/20/28 (e)	60,000	51,394
Ford Motor Credit Company LLC
5.13%, 06/16/25	55,000	54,523
6.95%, 06/10/26	140,000	142,721
4.13%, 08/17/27	13,000	12,357
3.82%, 11/02/27	105,000	98,505
7.35%, 11/04/27	103,000	107,331
6.80%, 05/12/28	98,000	100,991
Franklin BSP Capital Corporation
7.20%, 06/15/29 (e)	55,000	54,878
Freedom Mortgage Corporation
9.25%, 02/01/29 (e)	17,000	17,004
9.13%, 05/15/31 (e)	59,000	57,469
Global Atlantic Financial Company
6.75%, 03/15/54 (e)	33,000	32,608
7.95%, 10/15/54 (e)	113,000	113,565
Goldman Sachs Group Inc, The
7.50%, (100, 05/10/29) (a)	180,000	185,332
Hartford Financial Services Group, Inc. , The
2.90%, 09/15/51	46,000	28,958
Icahn Enterprises L.P.
4.38%, 02/01/29	72,000	61,501
Intesa Sanpaolo SPA
7.80%, 11/28/53 (e)	75,000	82,423
7.78%, 06/20/54 (e)	80,000	83,693
John Deere Capital Corporation
5.93%, (SOFR + 0.60%), 06/11/27 (c)	90,000	90,164
5.05%, 06/12/34	54,000	53,548
JPMorgan Chase & Co.
2.01%, 03/13/26	72,000	70,138
6.07%, 10/22/27	110,000	111,919
6.27%, (SOFR + 0.92%), 04/22/28 (c)	61,000	61,238
2.07%, 06/01/29	84,000	74,726
4.20%, 07/23/29	92,000	88,526
2.74%, 10/15/30	85,000	75,243
5.34%, 01/23/35	122,000	121,295
5.77%, 04/22/35	72,000	73,725
JPMorgan Chase Bank, National Association
5.11%, 12/08/26	175,000	174,873
Lloyds Banking Group PLC
7.50%, (100, 09/27/25) (a) (b)	79,000	79,099
Macquarie Airfinance Holdings Limited
6.40%, 03/26/29 (e)	16,000	16,281
8.13%, 03/30/29 (e)	30,000	31,715
6.50%, 03/26/31 (d) (e)	42,000	43,091
Markel Group Inc.
6.00%, (100, 06/01/25) (a)	85,000	84,513
MassMutual Global Funding II
6.09%, (SOFR + 0.74%), 04/09/27 (c) (e)	200,000	200,410
Morgan Stanley
0.99%, 12/10/26	75,000	70,124
6.37%, (SOFR + 1.02%), 04/13/28 (c)	180,000	180,719
5.16%, 04/20/29	70,000	69,755
3.62%, 04/01/31	22,000	20,189
6.63%, 11/01/34	85,000	91,737
5.47%, 01/18/35	43,000	42,862
5.83%, 04/19/35	58,000	59,398
5.95%, 01/19/38	52,000	51,676
Morgan Stanley Bank, National Association
6.20%, (SOFR + 0.86%), 05/26/28 (c) (f)	250,000	250,149
National Securities Clearing Corporation
5.10%, 11/21/27 (e)	105,000	105,075
NatWest Markets PLC
1.60%, 09/29/26 (e)	172,000	157,921
6.48%, (SOFR + 1.14%), 05/17/29 (c) (e)	200,000	200,693
New York Life Global Funding
4.85%, 01/09/28 (e)	155,000	153,968
1.20%, 08/07/30 (e)	94,000	75,213
5.00%, 01/09/34 (e)	108,000	106,154
North American Company for Life and Health Insurance
6.88%, 04/15/34 (e)	76,000	77,874
Northwestern Mutual Global Funding
4.90%, 06/12/28 (e)	85,000	84,368
Pine Street Trust III
6.22%, 05/15/54 (e)	100,000	99,832
RGA Global Funding
5.45%, 05/24/29 (e)	113,000	113,095
Standard Chartered PLC
6.51%, (SOFR + 1.17%), 05/14/28 (c) (e)	200,000	200,449
State Street Corporation
6.70%, (100, 03/15/29) (a)	96,000	96,720
The Bank of New York Mellon Corporation
5.78%, 03/13/26 (c)	250,000	250,114
6.47%, 10/25/34	252,000	271,984
The PNC Financial Services Group, Inc.
6.62%, 10/20/27	110,000	112,614
Transocean Poseidon Limited
6.88%, 02/01/27 (e)	26,325	26,287
UBS AG
5.80%, 09/11/25	90,000	90,323
UBS Group AG
9.02%, 11/15/33 (b) (e)	59,000	71,177
Wells Fargo & Company
6.42%, (SOFR + 1.07%), 04/22/28 (c)	180,000	180,880

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 14

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2024

	Shares/Par[1]	Value ($)
5.57%, 07/25/29	77,000	77,709
5.39%, 04/24/34	66,000	65,221
		9,194,685
Energy 5.9%
Baytex Energy Corp.
7.38%, 03/15/32 (e)	49,000	49,744
Blue Racer Midstream, LLC
7.00%, 07/15/29 (e)	19,000	19,350
7.25%, 07/15/32 (e)	12,000	12,338
BP Capital Markets America Inc.
4.81%, 02/13/33	109,000	105,657
4.89%, 09/11/33	50,000	48,603
Cheniere Energy Partners, L.P.
4.50%, 10/01/29	85,000	80,804
3.25%, 01/31/32	10,000	8,524
Civitas Resources, Inc.
8.38%, 07/01/28 (e)	53,000	55,608
ConocoPhillips Company
5.30%, 05/15/53	86,000	82,171
Diamondback Energy, Inc.
5.40%, 04/18/34	63,000	62,304
5.75%, 04/18/54	104,000	100,825
Energy Transfer LP
6.50%, (100, 08/15/26) (a)	10,000	9,892
6.75%, (100, 05/15/25) (a)	72,000	71,638
7.13%, (100, 05/15/30) (a)	64,000	63,322
5.95%, 05/15/54	40,000	38,727
8.00%, 05/15/54	64,000	66,971
Eni S.p.A.
5.50%, 05/15/34 (e)	50,000	49,506
5.95%, 05/15/54 (e)	50,000	49,053
Enlink Midstream, LLC
6.50%, 09/01/30 (e)	38,000	38,915
EQM Midstream Partners, LP
6.38%, 04/01/29 (d) (e)	18,000	18,178
Hilcorp Energy I, L.P.
8.38%, 11/01/33 (e)	40,000	42,621
6.88%, 05/15/34 (e)	59,000	58,340
MPLX LP
5.50%, 06/01/34	152,000	149,669
NGL Energy Operating LLC
8.13%, 02/15/29 (e)	30,000	30,593
8.38%, 02/15/32 (e)	30,000	30,454
ONEOK, Inc.
7.15%, 01/15/51	30,000	33,044
Petroleos Mexicanos
10.00%, 02/07/33 (d)	32,000	32,056
Pioneer Natural Resources Company
1.90%, 08/15/30	40,000	33,499
Schlumberger Investment S.A.
5.00%, 06/01/34 (b)	120,000	117,049
Sunoco LP
7.25%, 05/01/32 (e)	42,000	43,423
Targa Resources Corp.
6.25%, 07/01/52	25,000	25,325
6.50%, 02/15/53	20,000	21,147
Targa Resources Partners LP
5.50%, 03/01/30	40,000	39,676
4.88%, 02/01/31	36,000	34,330
TotalEnergies SE
5.15%, 04/05/34	101,000	101,078
5.49%, 04/05/54	109,000	107,601
Venture Global LNG, Inc.
9.50%, 02/01/29 (e)	118,000	129,231
Western Midstream Operating, LP
6.15%, 04/01/33	50,000	51,027
		2,112,293
Consumer Discretionary 4.6%
Amazon.com, Inc.
3.10%, 05/12/51	35,000	24,000
Carnival Corporation
4.00%, 08/01/28 (e)	31,000	29,053
Daimler Trucks Finance North America LLC
5.20%, 01/17/25 (e)	100,000	99,735
6.29%, (SOFR + 0.96%), 09/25/27 (c) (e)	150,000	149,974
General Motors Financial Company, Inc.
6.69%, 05/08/27 (c)	110,000	110,695
5.75%, 02/08/31	22,000	22,060
6.10%, 01/07/34	40,000	40,445
5.95%, 04/04/34	50,000	50,040
Home Depot, Inc. , The
4.75%, 06/25/29 (d)	63,000	62,535
4.95%, 06/25/34	98,000	96,999
Hyundai Capital America
5.80%, 06/26/25 (e)	85,000	85,088
6.37%, (SOFR + 1.04%), 06/24/27 (c) (e)	104,000	104,171
6.10%, 09/21/28 (e)	110,000	112,954
Kohl's Corporation
4.63%, 05/01/31 (g) (h)	31,000	25,932
Las Vegas Sands Corp.
5.90%, 06/01/27	46,000	46,250
6.20%, 08/15/34 (d)	27,000	27,029
Lowe`s Companies, Inc.
3.00%, 10/15/50	26,000	16,266
Macys Retail Holdings
5.88%, 03/15/30 (e)	24,000	22,972
6.13%, 03/15/32 (e)	12,000	11,462
MCE Finance Limited
5.38%, 12/04/29 (e)	40,000	35,956
Mileage Plus Holdings, LLC
6.50%, 06/20/27 (e)	15,016	15,045
Resorts World Las Vegas LLC
4.63%, 04/06/31 (e)	100,000	86,529
Royal Caribbean Cruises Ltd.
6.25%, 03/15/32 (e)	25,000	25,189
SkyMiles IP Ltd.
4.50%, 10/20/25 (e)	4,999	4,943
Tapestry, Inc.
7.85%, 11/27/33 (h)	30,000	31,571
Warnermedia Holdings, Inc.
5.05%, 03/15/42	70,000	56,871
ZF North America Capital, Inc.
4.75%, 04/29/25 (e)	96,000	94,751
6.75%, 04/23/30 (e)	150,000	152,901
		1,641,416
Utilities 4.5%
Duke Energy Corporation
5.80%, 06/15/54	82,000	79,671
Edison International
5.25%, 11/15/28	152,000	150,611
6.95%, 11/15/29	56,000	59,556
Florida Power & Light Company
4.80%, 05/15/33	87,000	84,410
Pacific Gas And Electric Company
3.30%, 12/01/27	36,000	33,552
3.25%, 06/01/31	38,000	32,691
5.90%, 06/15/32	94,000	94,167
6.40%, 06/15/33	30,000	31,002
4.50%, 07/01/40	131,000	107,907
6.75%, 01/15/53	118,000	122,413
PPL Electric Utilities Corporation
5.00%, 05/15/33	157,000	154,701
4.85%, 02/15/34	43,000	41,796
Public Service Electric And Gas Company
3.10%, 03/15/32	26,000	22,645
4.90%, 12/15/32	86,000	84,661
San Diego Gas & Electric Company
1.70%, 10/01/30	32,000	26,244
5.35%, 04/01/53	82,000	77,512
Southern California Edison Company
5.20%, 06/01/34	96,000	93,567
The AES Corporation
3.30%, 07/15/25 (e)	93,000	90,660
Vistra Operations Company LLC
3.70%, 01/30/27 (e)	80,000	76,452
6.88%, 04/15/32 (e)	63,000	63,957
6.95%, 10/15/33 (e)	82,000	87,527
		1,615,702

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 14

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2024

	Shares/Par[1]	Value ($)
Health Care 3.4%
AbbVie Inc.
5.40%, 03/15/54	100,000	98,865
Amgen Inc.
5.15%, 11/15/41	25,000	23,295
5.65%, 03/02/53	67,000	66,001
AstraZeneca Finance LLC
4.85%, 02/26/29	73,000	72,861
Centene Corporation
3.00%, 10/15/30	78,000	66,641
CVS Health Corporation
5.88%, 06/01/53	96,000	92,001
HCA Inc.
5.88%, 02/15/26	20,000	20,015
3.50%, 09/01/30	67,000	60,432
Humana Inc.
5.38%, 04/15/31	83,000	82,578
5.75%, 04/15/54	59,000	56,861
Roche Holdings, Inc.
4.99%, 03/08/34 (e)	200,000	198,347
Smith & Nephew PLC
5.40%, 03/20/34	116,000	114,228
Takeda Pharmaceutical Co Ltd
5.30%, 07/05/34	200,000	198,410
UnitedHealth Group Incorporated
5.88%, 02/15/53	72,000	74,767
		1,225,302
Industrials 2.9%
Aircastle Limited
5.25%, 08/11/25 (e)	78,000	77,237
Boeing Company, The
6.86%, 05/01/54 (e)	35,000	35,830
7.01%, 05/01/64 (e) (h)	51,000	52,133
Builders FirstSource, Inc.
6.38%, 03/01/34 (e)	46,000	45,533
Burlington Northern Santa Fe, LLC
5.50%, 03/15/55	70,000	70,172
CIMIC Finance (USA) Pty Ltd
7.00%, 03/25/34 (e)	51,000	51,768
Delta Air Lines, Inc.
7.00%, 05/01/25 (e)	94,000	94,536
GXO Logistics Inc.
6.25%, 05/06/29	75,000	76,407
6.50%, 05/06/34	105,000	106,698
Regal Rexnord Corporation
6.05%, 02/15/26 (h)	53,000	53,167
6.40%, 04/15/33 (h)	54,000	55,138
RTX Corporation
5.15%, 02/27/33	43,000	42,530
6.10%, 03/15/34	41,000	43,198
6.40%, 03/15/54	56,000	61,145
Smyrna Ready Mix Concrete, LLC
8.88%, 11/15/31 (e)	61,000	64,713
Verisk Analytics, Inc.
5.25%, 06/05/34	74,000	72,726
XPO, Inc.
6.25%, 06/01/28 (e)	54,000	54,270
		1,057,201
Materials 2.3%
Anglo American Capital PLC
5.75%, 04/05/34 (e)	200,000	199,231
6.00%, 04/05/54 (e)	8,000	7,910
Celanese US Holdings LLC
6.35%, 11/15/28 (h)	45,000	46,230
6.55%, 11/15/30 (h)	116,000	121,146
6.38%, 07/15/32 (h)	56,000	57,527
First Quantum Minerals Ltd
6.88%, 10/15/27 (e)	40,000	38,982
Glencore Funding LLC
5.63%, 04/04/34 (e)	120,000	118,114
Mineral Resources Limited
9.25%, 10/01/28 (e)	42,000	44,083
Newmont Corporation
5.35%, 03/15/34 (e)	67,000	66,810
NOVA Chemicals Corporation
8.50%, 11/15/28 (e)	48,000	50,902
Yara International ASA
7.38%, 11/14/32 (e)	57,000	62,033
		812,968
Consumer Staples 1.1%
Ashtead Capital, Inc.
5.80%, 04/15/34 (e)	100,000	99,501
B.A.T Capital Corporation
4.39%, 08/15/37	35,000	29,562
JBS USA Lux S.A.
7.25%, 11/15/53 (e)	189,000	205,017
Marb Bondco PLC
3.95%, 01/29/31 (e)	70,000	58,079
		392,159
Communication Services 0.9%
Charter Communications Operating, LLC
6.10%, 06/01/29	40,000	40,128
5.38%, 04/01/38	35,000	30,471
5.75%, 04/01/48	13,000	10,878
Comcast Corporation
5.30%, 06/01/34	86,000	86,158
3.75%, 04/01/40	25,000	20,279
5.35%, 05/15/53	25,000	23,952
DIRECTV Financing, LLC
5.88%, 08/15/27 (e)	27,000	25,408
T-Mobile USA, Inc.
6.00%, 06/15/54	87,000	90,107
		327,381
Real Estate 0.5%
Essential Properties, L.P.
2.95%, 07/15/31	58,000	47,706
GLP Financing, LLC
5.75%, 06/01/28	15,000	15,021
VICI Properties Inc.
4.25%, 12/01/26 (e)	35,000	33,789
3.75%, 02/15/27 (e)	43,000	40,889
4.13%, 08/15/30 (e)	64,000	58,187
		195,592
Information Technology 0.5%
Cisco Systems, Inc.
4.95%, 02/26/31	38,000	37,976
5.05%, 02/26/34	91,000	90,915
5.30%, 02/26/54	34,000	33,333
TD SYNNEX Corporation
6.10%, 04/12/34	26,000	26,061
		188,285
Total Corporate Bonds And Notes (cost $18,860,991)		18,762,984
GOVERNMENT AND AGENCY OBLIGATIONS 33.9%
Mortgage-Backed Securities 21.8%
Federal Home Loan Mortgage Corporation
2.00%, 04/01/36 - 03/01/52	772,596	614,773
4.00%, 10/01/37 - 01/01/53	339,600	315,677
4.50%, 07/01/38 - 08/01/52	498,571	473,420
3.00%, 11/01/46 - 01/01/52	103,414	88,502
3.50%, 10/01/47 - 04/01/50	151,978	136,636
2.50%, 05/01/50 - 11/01/51	372,858	308,732
5.00%, 09/01/52 - 01/01/53	124,777	120,820
5.50%, 04/01/53 - 05/01/53	105,988	104,746
6.00%, 11/01/53	164,973	165,525
Federal National Mortgage Association, Inc.
3.00%, 09/01/32 - 06/01/52	814,130	708,434
2.50%, 10/01/35 - 01/01/52	652,514	556,119
4.00%, 10/01/37 - 05/01/52	408,344	381,171
4.50%, 05/01/38 - 08/01/53	330,766	315,910
3.50%, 10/01/46 - 04/01/48	174,251	156,970
2.00%, 11/01/50 - 03/01/52	1,255,698	992,510
5.00%, 08/01/52 - 06/01/53	349,923	338,596
5.50%, 02/01/53 - 09/01/53	445,511	440,085
Government National Mortgage Association
3.00%, 10/20/46 - 04/20/51	336,212	294,970
4.00%, 07/20/47 - 10/20/52	308,808	286,597

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 14

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2024

	Shares/Par[1]	Value ($)
4.50%, 12/20/48 - 06/20/53	263,441	251,073
3.50%, 01/20/49 - 07/20/51	148,679	134,605
2.50%, 03/20/51	297,860	250,749
2.00%, 03/20/52	155,181	125,601
5.00%, 10/20/52 - 07/20/53	217,553	211,912
TBA, 5.50%, 07/15/54 (i)	75,000	74,411
		7,848,544
U.S. Treasury Note 7.8%
Treasury, United States Department of
4.63%, 09/30/28	202,000	203,704
3.75%, 12/31/28	118,000	115,013
1.50%, 02/15/30	366,000	314,188
4.88%, 10/31/30	98,000	100,772
1.38%, 11/15/31	392,000	318,806
2.88%, 05/15/32	986,600	888,865
2.75%, 08/15/32	46,000	40,933
3.50%, 02/15/33	313,000	293,340
3.88%, 08/15/33	466,000	448,379
4.50%, 11/15/33	80,000	80,750
		2,804,750
U.S. Treasury Bond 3.3%
Treasury, United States Department of
3.75%, 08/15/41	334,000	301,539
2.00%, 11/15/41	28,000	19,224
3.13%, 11/15/41	219,000	180,333
2.50%, 02/15/45 - 02/15/46	525,000	371,713
3.00%, 02/15/48	306,000	232,799
1.63%, 11/15/50	56,000	30,642
2.88%, 05/15/52	70,000	51,297
		1,187,547
U.S. Government Agency Obligations 0.5%
Federal National Mortgage Association, Inc.
0.88%, 08/05/30 (j)	229,000	185,520
Sovereign 0.4%
Ministerul Finantelor Publice
5.88%, 01/30/29 (e)	80,000	79,356
6.38%, 01/30/34 (e)	68,000	68,127
		147,483
Municipal 0.1%
Dallas-Fort Worth International Airport Facility Improvement Corporation
2.84%, 11/01/46	55,000	39,267
Total Government And Agency Obligations (cost $13,709,041)		12,213,111
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 9.8%
Alaska Air Pass Through Trust 2020-1A
Series 2020-A-1, 4.80%, 08/15/27	46,441	45,466
American Airlines, Inc.
Series 2016-AA-2, 3.20%, 06/15/28	91,280	84,206
Americredit Automobile Receivables Trust 2023-2
Series 2023-A2A-2, 6.19%, 04/19/27	77,898	78,116
BX Trust 2022-PSB
Series 2022-A-PSB, REMIC, 7.78%, (1 Month Term SOFR + 2.45%), 08/15/39 (c)	25,536	25,496
CCG Receivables Trust 2021-2
Series 2021-A2-2, 0.54%, 03/14/29	42,242	41,523
Chase Issuance Trust
Series 2022-A-A1, 3.97%, 09/15/25	160,000	157,329
CIM Trust 2021-J2
Series 2021-A1-J2, REMIC, 2.50%, 11/25/42 (c)	137,653	109,703
Citibank Credit Card Issuance Trust
Series 2023-A1-A1, 5.23%, 12/08/25	100,000	99,907
Dell Equipment Finance Trust 2023-1
Series 2023-A2-1, 5.65%, 09/22/28	64,485	64,492
Dell Equipment Finance Trust 2023-2
Series 2023-A3-2, 5.65%, 02/23/26	100,000	100,004
Dell Equipment Finance Trust 2023-3
Series 2023-A2-3, 6.10%, 06/23/25	93,883	94,014
Dell Equipment Finance Trust 2024-1
Series 2024-A3-1, 5.39%, 12/22/26	192,000	192,298
DLLAA 2021-1 LLC
Series 2021-A3-1A, 0.67%, 04/17/26	52,917	51,984
DLLAD 2024-1 LLC
Series 2024-A2-1A, 5.50%, 06/20/26	108,000	108,048
DLLST 2022-1 LLC
Series 2022-A3-1A, 3.40%, 01/21/25	7,175	7,167
DLLST 2024-1 LLC
Series 2024-A3-1A, 5.05%, 10/21/26	69,000	68,485
First Investors Auto Owner Trust 2021-2
Series 2021-A-2A, 0.48%, 10/15/24	5,940	5,905
GM Financial Automobile Leasing Trust 2023-2
Series 2023-A3-2, 5.05%, 07/20/26	205,000	204,278
GM Financial Automobile Leasing Trust 2023-3
Series 2023-A3-3, 5.38%, 11/20/26	91,000	90,963
GM Financial Consumer Automobile Receivables Trust 2021-4
Series 2021-B-4, 1.25%, 10/18/27	85,000	79,896
GM Financial Consumer Automobile Receivables Trust 2022-2
Series 2022-B-2, 3.77%, 04/17/28	107,000	103,871
Grace Trust
Series 2020-A-GRCE, REMIC, 2.35%, 12/12/30	177,000	144,165
Hilton Grand Vacations Trust 2019-A
Series 2019-A-AA, 2.34%, 07/25/33	28,288	27,108
Hilton Grand Vacations Trust 2020-A
Series 2020-A-AA, 2.74%, 02/25/39	33,846	32,318
HPEFS Equipment Trust 2023-1
Series 2023-A2-1A, 5.43%, 02/20/25	97,098	97,030
HPEFS Equipment Trust 2023-2
Series 2023-A2-2A, 6.04%, 07/21/25	100,000	100,234
Hudson Yards 2019-30HY Mortgage Trust
Series 2019-A-30HY, REMIC, 3.23%, 07/12/29	150,000	133,329
Hyundai Auto Receivables Trust 2021-C
Series 2021-B-C, 1.49%, 11/15/25	53,000	49,972
J.P. Morgan Mortgage Trust 2022-4
Series 2022-A3-4, REMIC, 3.00%, 09/25/43 (c)	161,741	134,403
Kubota Credit Owner Trust 2020-1
Series 2021-A3-1A, 0.62%, 08/15/25	15,821	15,711
Manhattan West 2020-1MW Mortgage Trust
Series 2020-A-OMW, REMIC, 2.13%, 09/10/27	101,074	89,907
NRTH 2024-PARK Mortgage Trust
Series 2024-A-PARK, REMIC, 6.97%, 03/15/29 (c)	111,000	111,050
OPG Trust 2021-PORT
Series 2021-A-PORT, REMIC, 5.92%, (1 Month Term SOFR + 0.59%), 10/15/36 (c)	98,924	97,259
Sequoia Mortgage Trust 2020-4
Series 2020-A2-4, REMIC, 2.50%, 10/25/43 (c)	74,715	59,717
SFS Auto Receivables Securitization Trust 2023- 1
Series 2023-A2A-1A, 5.89%, 06/20/25	87,844	87,984
Series 2023-A3-1A, 5.47%, 12/20/26	144,000	144,108
SFS Auto Receivables Securitization Trust 2024-1
Series 2024-A3-1A, 4.95%, 05/21/29	55,000	54,592
SFS Auto Receivables Securitization Trust 2024-2
Series 2024-A2-2A, 5.71%, 10/20/27	89,000	89,087
Toyota Auto Receivables 2023-C Owner Trust
Series 2023-A2A-C, 5.60%, 08/17/26	84,522	84,484
United Airlines, Inc.
Series 2012-A-2, 4.00%, 10/29/24	21,504	21,343
Wells Fargo Mortgage Backed Securities Trust
Series 2020-A1-3, REMIC, 3.00%, 12/25/42 (c)	33,550	27,923
World Omni Auto Receivables Trust 2023-C
Series 2023-A2A-C, 5.57%, 12/15/26	121,797	121,782
Total Non-U.S. Government Agency Asset-Backed Securities (cost $3,697,803)		3,536,657
SENIOR FLOATING RATE INSTRUMENTS 2.9%
Communication Services 1.1%
Cedar Fair, L.P.
2024 Term Loan B, 7.33%, (SOFR + 2.00%), 04/18/31 (c)	56,570	56,393
Charter Communications Operating, LLC
2023 Term Loan B4, 7.30%, (SOFR + 2.00%), 12/02/30 (c)	71,820	70,940
Cimpress Public Limited Company
2024 Term Loan B, 8.32%, (1 Month Term SOFR + 3.00%), 05/17/28 (c)	62,148	62,148

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 14

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2024

	Shares/Par[1]	Value ($)
Flutter Financing B.V.
Term Loan B, 7.56%, (3 Month Term SOFR + 2.25%), 11/18/30 (c)	151,111	151,017
UFC Holdings, LLC
2021 Term Loan B, 8.34%, (3 Month SOFR + 2.75%), 04/29/26 (c)	50,790	50,883
		391,381
Financials 0.4%
Delos Aircraft Designated Activity Co
Term Loan, 7.32%, (3 Month Term SOFR + 1.75%), 10/14/27 (c)	49,137	49,383
Jane Street Group, LLC
2024 Term Loan B, 7.94%, (SOFR + 2.50%), 01/26/28 (c)	88,771	88,649
		138,032
Industrials 0.4%
Air Canada
2024 Term Loan B, 7.85%, (3 Month Term SOFR + 2.50%), 03/14/31 (c)	55,262	55,279
Genesee & Wyoming Inc. (New)
2024 Term Loan B, 7.30%, (SOFR + 2.00%), 03/27/31 (c)	81,593	81,480
		136,759
Consumer Discretionary 0.3%
1011778 B.C. Unlimited Liability Company
2023 Term Loan B5, 0.00%, (1 Month Term SOFR + 2.25%), 09/12/30 (c) (k)	4,818	4,801
Adient US LLC
2024 Term Loan B2, 8.08%, (1 Month Term SOFR + 2.75%), 01/31/31 (c)	50,157	50,429
First Brands Group, LLC
2021 Term Loan, 0.00%, (3 Month Term SOFR + 5.00%), 03/30/27 (c) (k)	11,104	11,017
2022 Incremental Term Loan, 10.59%, (3 Month Term SOFR + 5.00%), 03/30/27 (c)	58,817	58,358
		124,605
Materials 0.3%
INEOS Quattro Holdings UK Ltd
2023 USD 1st Lien Term Loan B, 9.68%, (SOFR + 4.25%), 03/09/29 (c)	26,393	26,294
Staples, Inc.
2024 Term Loan B, 0.00%, (SOFR + 5.75%), 08/22/29 (c) (k)	78,010	71,262
		97,556
Utilities 0.2%
Vistra Zero Operating Company, LLC
Term Loan B, 8.09%, (1 Month Term SOFR + 2.75%), 03/20/31 (c)	86,882	87,230
Information Technology 0.1%
SS&C Technologies Inc.
2024 Term Loan B8, 7.33%, (SOFR + 2.00%), 05/09/31 (c)	50,900	50,957
Health Care 0.1%
Concentra Health Services Inc
Term Loan, 0.00%, (SOFR + 2.25%), 06/26/31 (c) (k)	23,000	23,058
Total Senior Floating Rate Instruments (cost $1,051,012)		1,049,578
SHORT TERM INVESTMENTS 1.7%
Investment Companies 1.2%
State Street U.S. Government Money Market Fund, 5.19% (l)	420,646	420,646
Securities Lending Collateral 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio - Institutional Class, 5.25% (l)	177,347	177,347
Total Short Term Investments (cost $597,993)		597,993
Total Investments 100.4% (cost $37,916,840)		36,160,323
Other Derivative Instruments (0.0)%		(11,984)
Other Assets and Liabilities, Net (0.4)%		(142,491)
Total Net Assets 100.0%		36,005,848

(a) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(b) Convertible security.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d) All or a portion of the security was on loan as of June 30, 2024.

(e) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2024, the value and the percentage of net assets of these securities was $6,266,411 and 17.4% of the Fund.

(f) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2024.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of June 30, 2024.

(i) All or a portion of the security was purchased on a delayed delivery basis. As of June 30, 2024, the total payable for investments purchased on a delayed delivery basis was $74,728.

(j) The security is a direct debt of the agency and not collateralized by mortgages.

(k) This senior floating rate interest will settle after June 30, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

PPM Core Plus Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Morgan Stanley Bank, National Association, 6.20%, 05/26/28	05/28/24	250,000	250,149	0.7

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 14

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2024

PPM Core Plus Fixed Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	20	September 2024	2,168,015	(5,312)	31,673
United States 2 Year Note	12	October 2024	2,443,995	(281)	6,630
United States 5 Year Note	26	October 2024	2,747,186	(2,844)	23,845
United States Long Bond	8	September 2024	933,614	(6,000)	12,885
United States Ultra Bond	7	September 2024	849,355	(11,594)	28,052
				(26,031)	103,085
Short Contracts
United States 10 Year Ultra Bond	(29)	September 2024	(3,231,738)	14,047	(60,669)

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 14

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2024

	Shares/Par[1]	Value ($)
PPM High Yield Core Fund
CORPORATE BONDS AND NOTES 87.1%
Energy 15.9%
Antero Midstream Partners LP
5.75%, 03/01/27 (a)	89,000	88,336
5.38%, 06/15/29 (a)	112,000	108,667
Ascent Resources - Utica, LLC
7.00%, 11/01/26 (a)	316,000	316,507
8.25%, 12/31/28 (a)	24,000	24,571
Baytex Energy Corp.
8.50%, 04/30/30 (a)	87,000	90,988
7.38%, 03/15/32 (a)	71,000	72,078
Bip-V Chinook
5.50%, 06/15/31 (a)	335,000	317,492
Blue Racer Midstream, LLC
6.63%, 07/15/26 (a)	36,000	35,989
7.00%, 07/15/29 (a)	47,000	47,866
7.25%, 07/15/32 (a)	31,000	31,873
Buckeye Partners, L.P.
5.85%, 11/15/43	74,000	63,399
5.60%, 10/15/44	12,000	9,479
Cheniere Energy Partners, L.P.
3.25%, 01/31/32	110,000	93,769
5.95%, 06/30/33	42,000	42,459
Citgo Petroleum Corporation
7.00%, 06/15/25 (a)	232,000	232,006
8.38%, 01/15/29 (a)	114,000	117,506
Civitas Resources, Inc.
8.63%, 11/01/30 (a)	15,000	16,100
8.75%, 07/01/31 (a)	142,000	152,037
CQP Holdco LP
7.50%, 12/15/33 (b)	160,000	165,893
Crescent Energy Finance LLC
7.38%, 01/15/33 (a)	191,000	191,409
Enerflex Ltd.
9.00%, 10/15/27 (a)	316,000	320,768
Energean Israel Finance Ltd
4.88%, 03/30/26 (b)	444,000	418,470
Energy Transfer LP
6.50%, (100, 08/15/26) (c)	39,000	38,579
6.75%, (100, 05/15/25) (c)	202,000	200,985
8.00%, 05/15/54	67,000	70,111
EQM Midstream Partners, LP
4.13%, 12/01/26	102,000	98,159
7.50%, 06/01/27 (a)	53,000	54,167
6.50%, 07/01/27 (a)	65,000	65,718
4.50%, 01/15/29 (a)	67,000	63,259
6.38%, 04/01/29 (a)	18,000	18,178
Hilcorp Energy I, L.P.
6.25%, 11/01/28 - 04/15/32 (a)	223,000	218,805
5.75%, 02/01/29 (a)	38,000	36,778
6.00%, 02/01/31 (a)	32,000	30,583
6.88%, 05/15/34 (a)	66,000	65,262
ITT Holdings LLC
6.50%, 08/01/29 (a)	100,000	90,700
Kinetik Holdings LP
5.88%, 06/15/30 (a)	151,000	148,847
Nabors Industries, Inc.
7.38%, 05/15/27 (a)	157,000	159,358
NGL Energy Operating LLC
8.13%, 02/15/29 (a)	73,000	74,443
8.38%, 02/15/32 (a)	205,000	208,103
NuStar Logistics, L.P.
6.00%, 06/01/26	53,000	52,901
Occidental Petroleum Corporation
8.88%, 07/15/30	50,000	57,632
Permian Resources Operating, LLC
7.00%, 01/15/32 (a)	88,000	90,440
Southwestern Energy Company
8.38%, 09/15/28	60,000	62,049
5.38%, 02/01/29 - 03/15/30	145,000	140,227
Sunoco LP
4.50%, 05/15/29	58,000	54,323
7.25%, 05/01/32 (a)	56,000	57,897
Transocean Aquila Ltd.
8.00%, 09/30/28 (a)	26,000	26,435
Transocean Inc
8.00%, 02/01/27 (a)	141,000	140,593
8.25%, 05/15/29 (a)	90,000	90,178
8.75%, 02/15/30 (a)	34,200	35,908
8.50%, 05/15/31 (a)	90,000	89,911
Transocean Titan Financing Ltd.
8.38%, 02/01/28 (a)	36,000	37,134
Vallourec
7.50%, 04/15/32 (a)	95,000	98,334
Venture Global LNG, Inc.
8.13%, 06/01/28 (a)	86,000	88,693
9.50%, 02/01/29 (a)	179,000	196,038
8.38%, 06/01/31 (a)	86,000	89,172
9.88%, 02/01/32 (a)	95,000	103,387
		6,110,949
Financials 14.7%
Acrisure, LLC
8.25%, 02/01/29 (a)	180,000	181,293
6.00%, 08/01/29 (a)	175,000	161,921
Aretec Escrow Issuer 2 Inc
10.00%, 08/15/30 (a)	94,000	102,330
Aretec Escrow Issuer Inc
7.50%, 04/01/29 (a)	100,000	96,375
Benteler International Aktiengesellschaft
10.50%, 05/15/28 (a)	158,000	169,985
Citigroup Inc.
5.00%, (100, 09/12/24) (c)	246,000	244,781
Corebridge Financial, Inc.
6.88%, 12/15/52	88,000	88,786
Dana Financing Luxembourg S.a r.l.
5.75%, 04/15/25 (a)	14,000	13,969
Deutsche Bank Aktiengesellschaft
4.88%, 12/01/32	134,000	125,947
Encore Capital Group, Inc.
9.25%, 04/01/29 (a) (d)	200,000	208,500
8.50%, 05/15/30 (a)	40,000	40,674
Ford Motor Credit Company LLC
6.95%, 06/10/26	153,000	155,974
7.20%, 06/10/30	75,000	78,821
Freedom Mortgage Corporation
7.63%, 05/01/26 (a)	95,000	94,349
6.63%, 01/15/27 (a)	40,000	38,627
9.25%, 02/01/29 (a)	114,000	114,026
12.25%, 10/01/30 (a)	116,000	124,939
9.13%, 05/15/31 (a)	35,000	34,092
Global Atlantic Financial Company
7.95%, 10/15/54 (a)	115,000	115,575
Goldman Sachs Group Inc, The
7.50%, (100, 05/10/29) (c)	120,000	123,555
HUB International Limited
5.63%, 12/01/29 (a)	54,000	51,057
Icahn Enterprises L.P.
6.25%, 05/15/26	194,000	192,380
4.38%, 02/01/29	98,000	83,710
Intelligent Packaging Holdco Issuer Ltd Partnership
9.00%, 01/15/26 (a) (e)	23,000	21,995
Jane Street Group, LLC
7.13%, 04/30/31 (a)	183,000	187,670
Macquarie Airfinance Holdings Limited
6.40%, 03/26/29 (a)	23,000	23,403
8.13%, 03/30/29 (a)	214,000	226,234
6.50%, 03/26/31 (a)	45,000	46,169
Markel Group Inc.
6.00%, (100, 06/01/25) (c)	99,000	98,433
MoneyGram International, Inc.
9.00%, 06/01/30 (a)	189,000	187,442
Morgan Stanley
5.25%, 04/21/34	113,000	111,197
OneMain Finance Corporation
7.13%, 03/15/26	92,000	93,399
3.50%, 01/15/27	102,000	95,556
6.63%, 01/15/28	27,000	27,104

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 14

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2024

	Shares/Par[1]	Value ($)
3.88%, 09/15/28	69,000	61,844
5.38%, 11/15/29	81,000	75,974
7.88%, 03/15/30	51,000	52,568
7.50%, 05/15/31	68,000	68,840
Osaic Holdings, Inc.
10.75%, 08/01/27 (a)	117,000	120,370
PennyMac Financial Services, Inc.
5.38%, 10/15/25 (a)	210,000	208,202
4.25%, 02/15/29 (a)	181,000	164,569
5.75%, 09/15/31 (a)	103,000	96,547
PRA Group, Inc.
8.38%, 02/01/28 (a)	199,000	198,868
8.88%, 01/31/30 (a)	136,000	136,032
Stena International S.A.
7.63%, 02/15/31 (a)	182,000	186,316
Toronto-Dominion Bank, The
8.13%, 10/31/82 (d)	80,000	81,662
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	89,100	88,973
U S I, Inc.
7.50%, 01/15/32 (a)	59,000	59,976
UBS Group AG
4.88%, (100, 02/12/27) (a) (c)	132,000	121,278
VistaJet Malta Finance P.L.C.
7.88%, 05/01/27 (a) (f)	128,000	113,085
6.38%, 02/01/30 (a) (f)	100,000	78,099
		5,673,471
Consumer Discretionary 13.3%
Amer Sports Company
6.75%, 02/16/31 (a)	230,000	229,359
American Axle & Manufacturing, Inc.
6.25%, 03/15/26	49,000	48,884
BRE RC Pitney Road PA LP
6.63%, 01/15/32 (a)	249,000	250,133
Carnival Corporation
4.00%, 08/01/28 (a)	817,000	765,682
Clarios Global LP
8.50%, 05/15/27 (a)	113,000	113,690
Dana Incorporated
5.38%, 11/15/27	27,000	26,422
5.63%, 06/15/28 (f)	58,000	56,224
4.50%, 02/15/32	197,000	168,747
EG Global Finance PLC
12.00%, 11/30/28 (a)	200,000	212,541
Ford Motor Company
9.63%, 04/22/30	40,000	46,545
Garrett Motion Holdings Inc.
7.75%, 05/31/32 (a)	54,000	54,838
Gates Corporation
6.88%, 07/01/29 (a)	70,000	71,265
IHOL Verwaltungs GmbH
6.00%, 05/15/27 (a) (e)	55,000	54,189
International Game Technology PLC
5.25%, 01/15/29 (a)	71,000	68,738
Jacobs Entertainment, Inc.
6.75%, 02/15/29 (a)	201,000	187,001
Jaguar Land Rover Automotive PLC
7.75%, 10/15/25 (a)	91,000	91,490
5.50%, 07/15/29 (a)	94,000	90,026
Magic Mergeco, Inc.
5.25%, 05/01/28 (a)	215,000	171,661
Majordrive Holdings IV, LLC
6.38%, 06/01/29 (a)	331,000	311,494
MCE Finance Limited
5.38%, 12/04/29 (a)	406,000	364,954
NCL Corporation Ltd.
7.75%, 02/15/29 (a) (f)	51,000	53,053
Odeon Finco PLC
12.75%, 11/01/27 (a)	85,000	89,166
PetSmart, LLC
7.75%, 02/15/29 (a)	130,000	126,480
PM General Purchaser LLC
9.50%, 10/01/28 (a)	245,000	249,899
QVC, Inc.
4.45%, 02/15/25	132,000	129,896
4.38%, 09/01/28 (f)	163,000	118,915
5.45%, 08/15/34	88,000	53,212
Resorts World Las Vegas LLC
8.45%, 07/27/30 (a)	140,000	148,227
Royal Caribbean Cruises Ltd.
7.25%, 01/15/30 (a)	90,000	93,192
Staples, Inc.
10.75%, 09/01/29 (a)	90,000	85,559
Tenneco Inc.
8.00%, 11/17/28 (a)	61,000	55,484
TKC Holdings, Inc.
6.88%, 05/15/28 (a)	111,000	107,739
10.50%, 05/15/29 (a)	93,000	91,590
Wynn Macau, Limited
5.13%, 12/15/29 (a)	153,000	138,163
ZF North America Capital, Inc.
6.88%, 04/23/32 (a)	188,000	194,381
		5,118,839
Communication Services 10.7%
A + N Real Estate & Business Management Corporation
5.63%, 08/15/29 (a)	207,000	191,282
Altice Financing S.A.
5.75%, 08/15/29 (a)	345,000	250,664
Altice France Holding S.A.
8.13%, 02/01/27 (a)	205,000	153,754
AMC Networks, Inc.
10.25%, 01/15/29 (a)	113,413	111,700
Cable One, Inc.
4.00%, 11/15/30 (a) (f)	250,000	186,500
CCO Holdings, LLC
5.38%, 06/01/29 (a)	348,000	316,551
4.75%, 03/01/30 - 02/01/32 (a)	247,000	205,627
4.25%, 02/01/31 (a)	105,000	85,703
4.50%, 05/01/32	179,000	144,357
Clear Channel Outdoor Holdings, Inc.
7.75%, 04/15/28 (a)	27,000	23,659
9.00%, 09/15/28 (a) (f)	115,000	120,040
7.50%, 06/01/29 (a) (f)	127,000	106,106
7.88%, 04/01/30 (a)	93,000	93,612
CMG Media Corporation
8.88%, 12/15/27 (a)	94,000	53,611
Connect Finco SARL
6.75%, 10/01/26 (a)	114,000	110,112
CSC Holdings, LLC
5.38%, 02/01/28 (a)	100,000	75,955
4.50%, 11/15/31 (a)	125,000	80,655
DIRECTV Financing, LLC
5.88%, 08/15/27 (a)	260,000	244,670
8.88%, 02/01/30 (a)	59,000	57,776
Frontier Communications Holdings, LLC
8.75%, 05/15/30 (a)	163,000	169,544
8.63%, 03/15/31 (a)	75,000	77,265
Frontier Communications Parent, Inc.
6.75%, 05/01/29 (a)	75,000	68,786
Gray Television, Inc.
4.75%, 10/15/30 (a)	69,000	41,393
5.38%, 11/15/31 (a)	91,000	51,649
Iliad Holding
7.00%, 10/15/28 (a)	93,000	92,176
8.50%, 04/15/31 (a)	144,000	146,010
Intelsat Jackson Holdings S.A.
6.50%, 03/15/30 (a)	321,000	299,430
Ion Trading Technologies S.a r.l.
9.50%, 05/30/29 (a)	94,000	95,750
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (a)	245,000	229,633
Liberty Media Corporation
8.25%, 02/01/30	145,000	67,977
Sprint Capital Corporation
6.88%, 11/15/28	59,000	62,558

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 14

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2024

	Shares/Par[1]	Value ($)
Sprint LLC
7.63%, 03/01/26	16,000	16,434
Telesat Canada
5.63%, 12/06/26 (a)	187,000	86,458
		4,117,397
Industrials 8.6%
Air Canada
3.88%, 08/15/26 (a)	122,000	116,369
American Airlines, Inc.
5.75%, 04/20/29 (a)	95,000	92,574
8.50%, 05/15/29 (a)	39,000	40,528
Bombardier Inc.
7.88%, 04/15/27 (a)	25,000	25,078
8.75%, 11/15/30 (a)	87,000	94,060
7.25%, 07/01/31 (a)	99,000	101,638
7.00%, 06/01/32 (a)	54,000	54,738
Builders FirstSource, Inc.
4.25%, 02/01/32 (a)	224,000	197,816
Cimpress NV
7.00%, 06/15/26	327,000	326,440
Delta Air Lines, Inc.
7.00%, 05/01/25 (a)	70,000	70,399
Fortress Transportation And Infrastructure Investors LLC
7.00%, 05/01/31 - 06/15/32 (a)	171,000	174,226
Genesee & Wyoming Inc.
6.25%, 04/15/32 (a)	95,000	94,667
Howmet Aerospace Inc.
6.88%, 05/01/25	2,000	2,015
Husky Injection Molding Systems Ltd.
9.00%, 02/15/29 (a)	184,000	190,542
Imola Merger Corporation
4.75%, 05/15/29 (a)	134,000	125,354
Intelligent Packaging Limited Purchaser Inc.
6.00%, 09/15/28 (a)	187,000	181,145
LABL Escrow Issuer LLC
6.75%, 07/15/26 (a)	93,000	92,129
Rand Parent LLC
8.50%, 02/15/30 (a) (f)	194,000	196,224
Smyrna Ready Mix Concrete, LLC
8.88%, 11/15/31 (a)	237,000	251,426
TransDigm Inc.
6.75%, 08/15/28 (a)	89,000	90,178
6.38%, 03/01/29 (a)	115,000	115,712
6.63%, 03/01/32 (a)	115,000	116,330
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (a)	95,000	93,127
Uber Technologies, Inc.
7.50%, 09/15/27 (a)	112,000	114,174
Watco Companies, L.L.C.
6.50%, 06/15/27 (a)	146,000	145,428
WESCO Distribution, Inc.
6.38%, 03/15/29 (a)	68,000	68,272
6.63%, 03/15/32 (a)	68,000	68,765
XPO, Inc.
6.25%, 06/01/28 (a)	90,000	90,450
		3,329,804
Consumer Staples 6.0%
Albion Financing 1 S.a r.l.
6.13%, 10/15/26 (a)	31,000	30,622
Albion Financing 2 S.a r.l.
8.75%, 04/15/27 (a)	193,000	194,996
Allied Universal Holdco LLC
9.75%, 07/15/27 (a)	95,000	94,439
Ashtead Capital, Inc.
5.50%, 08/11/32 (a)	125,000	122,319
Coty Inc.
6.63%, 07/15/30 (a)	90,000	91,399
Edgewell Personal Care Colombia S A S
5.50%, 06/01/28 (a)	46,000	44,935
Grifols Escrow Issuer S.A.
4.75%, 10/15/28 (a) (f)	142,000	122,468
Kraft Heinz Foods Company
4.63%, 10/01/39	137,000	121,522
Macquarie Airfinance Holdings Limited
8.38%, 05/01/28 (a)	139,000	146,591
Marb Bondco PLC
3.95%, 01/29/31 (a)	345,000	286,248
Neptune BidCo US Inc.
9.29%, 04/15/29 (a)	200,000	191,487
Pilgrim's Pride Corporation
4.25%, 04/15/31	351,000	318,809
Prime Security Services Borrower, LLC
6.25%, 01/15/28 (a)	123,000	121,030
Sigma Holdco B.V.
7.88%, 05/15/26 (a)	306,000	301,887
United Natural Foods, Inc.
6.75%, 10/15/28 (a) (f)	132,000	119,059
		2,307,811
Health Care 6.0%
DaVita Inc.
4.63%, 06/01/30 (a)	207,000	187,313
3.75%, 02/15/31 (a)	230,000	196,329
IQVIA Inc.
5.00%, 05/15/27 (a)	105,000	102,580
Lifepoint Health, Inc.
9.88%, 08/15/30 (a)	250,000	266,777
10.00%, 06/01/32 (a)	93,000	95,245
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (a)	246,000	226,511
Organon & Co.
5.13%, 04/30/31 (a)	371,000	333,108
Owens & Minor, Inc.
6.63%, 04/01/30 (a) (f)	206,000	187,292
Perrigo Finance Unlimited Company
4.38%, 03/15/26	27,000	26,159
Tenet Healthcare Corporation
4.63%, 06/15/28 (b)	34,000	32,342
4.25%, 06/01/29	130,000	121,031
4.38%, 01/15/30	50,000	46,332
6.13%, 06/15/30	102,000	101,367
6.75%, 05/15/31	88,000	89,359
Teva Pharmaceutical Finance Netherlands III B.V.
3.15%, 10/01/26	70,000	65,712
8.13%, 09/15/31 (f)	198,000	220,074
		2,297,531
Information Technology 5.3%
Ahead DB Holdings, LLC
6.63%, 05/01/28 (a)	110,000	104,118
AMS-Osram AG
12.25%, 03/30/29 (a)	180,000	187,204
Central Parent Inc.
8.00%, 06/15/29 (a)	77,000	78,181
Cloud Software Group, Inc.
6.50%, 03/31/29 (a)	100,000	96,065
8.25%, 06/30/32 (a)	78,000	79,519
Entegris Escrow Corporation
4.75%, 04/15/29 (a)	72,000	68,961
5.95%, 06/15/30 (a)	178,000	176,214
Entegris, Inc.
4.38%, 04/15/28 (a)	101,000	95,242
Fortress Intermediate 3 Inc.
7.50%, 06/01/31 (a)	62,000	63,591
Helios Software Holdings, Inc.
8.75%, 05/01/29 (a)	200,000	203,653
NCR Voyix Corporation
5.13%, 04/15/29 (a)	103,000	96,965
Open Text Corporation
3.88%, 02/15/28 (a)	171,000	158,263
3.88%, 12/01/29 (a)	129,000	115,589
4.13%, 02/15/30 (a)	134,000	120,920
Rocket Software, Inc.
9.00%, 11/28/28 (a)	71,000	72,306
ViaSat, Inc.
5.63%, 09/15/25 (a)	209,000	202,830
7.50%, 05/30/31 (a) (f)	178,000	118,155
		2,037,776

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 14

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2024

	Shares/Par[1]	Value ($)
Materials 3.2%
First Quantum Minerals Ltd
6.88%, 10/15/27 (a)	157,000	153,005
8.63%, 06/01/31 (a)	130,000	129,578
FMG Resources (August 2006) Pty Ltd
4.38%, 04/01/31 (a)	126,000	112,620
LSF11 A5 Holdco LLC
6.63%, 10/15/29 (a)	170,000	161,182
Mercer International Inc.
12.88%, 10/01/28 (a)	34,000	36,603
5.13%, 02/01/29	106,000	93,325
Mineral Resources Limited
8.13%, 05/01/27 (a)	28,000	28,265
9.25%, 10/01/28 (a)	207,000	217,269
8.50%, 05/01/30 (a)	55,000	56,942
NOVA Chemicals Corporation
4.25%, 05/15/29 (a)	189,000	166,406
Trinseo Materials Operating S.C.A.
5.13%, 04/01/29 (a)	217,000	83,959
		1,239,154
Utilities 2.4%
Calpine Corporation
3.75%, 03/01/31 (a)	32,000	28,303
DPL Inc.
4.13%, 07/01/25	71,000	69,530
NextEra Energy Capital Holdings, Inc.
6.75%, 06/15/54	130,000	131,138
Vistra Corp.
8.00%, (100, 10/15/26) (a) (c)	123,000	123,967
8.88%, (100, 12/15/29) (c)	90,000	93,050
Vistra Operations Company LLC
5.50%, 09/01/26 (a)	91,000	89,777
5.00%, 07/31/27 (a)	143,000	138,359
4.38%, 05/01/29 (a)	26,000	24,221
4.30%, 07/15/29 (a)	21,000	19,829
7.75%, 10/15/31 (a)	26,000	27,082
6.88%, 04/15/32 (a)	189,000	191,872
		937,128
Real Estate 1.0%
Greystar Real Estate Partners, LLC
7.75%, 09/01/30 (a)	116,000	122,274
RHP Hotel Properties, LP
6.50%, 04/01/32 (a)	197,000	196,974
VICI Properties Inc.
4.25%, 12/01/26 (a)	56,000	54,063
		373,311
Total Corporate Bonds And Notes (cost $33,358,672)		33,543,171
SENIOR FLOATING RATE INSTRUMENTS 8.4%
Communication Services 2.5%
888 Acquisitions Limited
USD Term Loan B, 10.58%, (6 Month Term SOFR + 5.25%), 07/01/28 (g)	92,839	92,235
Allen Media, LLC
2021 Term Loan B, 10.98%, (3 Month Term SOFR + 5.50%), 02/10/27 (e) (g)	95,461	70,641
Aventiv Technologies, LLC
2024 PIK Third Out Term Loan, 10.66%, (3 Month Term SOFR + 5.09%), 07/31/25 (g)	158,917	128,988
2024 Incremental Second Out Term Loan, 13.07%, (3 Month Term SOFR + 7.50%), 07/31/25 (g)	4,825	4,874
Connect Finco Sarl
2024 Extended Term Loan B, 9.82%, (1 Month Term SOFR + 4.50%), 09/11/29 (g)	101,545	95,548
DirecTV Financing, LLC
2024 Term Loan, 10.69%, (1 Month Term SOFR + 5.25%), 08/02/29 (g)	90,725	90,210
Flutter Financing B.V.
Term Loan B, 7.56%, (3 Month Term SOFR + 2.25%), 11/18/30 (g)	46,765	46,736
Gray Television, Inc.
2024 Term Loan B, 0.00%, (3 Month Term SOFR + 5.25%), 05/22/29 (g) (h)	120,000	113,850
2024 Term Loan B, 10.58%, (3 Month Term SOFR + 5.25%), 05/22/29 (g)	59,459	56,412
Great Outdoors Group, LLC
2021 Term Loan B1, 9.19%, (SOFR + 3.75%), 02/26/28 (g)	184,617	184,329
ViaSat, Inc.
2023 Term Loan, 9.94%, (SOFR + 4.50%), 05/30/30 (g)	89,325	79,313
		963,136
Industrials 1.8%
Advisor Group, Inc.
2024 Term Loan, 9.33%, (1 Month Term SOFR + 4.00%), 08/16/28 (g)	35,000	35,092
2023 Term Loan B, 9.33%, (1 Month Term SOFR + 4.00%), 08/17/28 (g)	139,650	140,465
Grant Thornton Advisors LLC
Term Loan B, 0.00%, (SOFR + 3.25%), 05/30/31 (g) (h)	29,602	29,676
Mileage Plus Holdings LLC
2020 Term Loan B, 10.74%, (3 Month SOFR + 5.25%), 06/21/27 (g)	29,520	30,094
Pitney Bowes Inc.
2021 Term Loan B, 9.44%, (SOFR + 4.00%), 03/12/28 (g)	89,206	89,151
PUG LLC
2024 Extended Term Loan B, 10.08%, (3 Month Term SOFR + 4.75%), 03/12/30 (g)	92,116	91,972
Titan Acquisition Limited
2024 Term Loan B, 10.33%, (6 Month Term SOFR + 5.00%), 02/01/29 (g)	93,000	93,155
United Airlines, Inc.
2024 Term Loan B, 8.09%, (SOFR + 2.75%), 02/15/31 (g)	47,880	47,923
WestJet Loyalty LP
Term Loan B, 9.05%, (3 Month Term SOFR + 3.75%), 02/01/31 (g)	126,000	126,504
		684,032
Consumer Discretionary 1.5%
Clarios Global LP
2024 Term Loan B, 8.33%, (1 Month Term SOFR + 3.00%), 05/06/30 (g)	96,758	96,878
First Brands Group, LLC
2022 Incremental Term Loan, 10.59%, (3 Month Term SOFR + 5.00%), 03/30/27 (g)	160,022	158,772
J&J Ventures Gaming, LLC
2023 Incremental Term Loan B, 9.69%, (1 Month Term SOFR + 4.25%), 04/26/28 (g)	94,763	94,407
PetSmart, Inc.
2021 Term Loan B, 9.18%, (SOFR + 3.75%), 12/31/24 (g)	94,514	94,120
Tenneco, Inc.
2022 Term Loan B, 10.40%, (SOFR + 5.00%), 11/17/28 (g)	394	378
2022 Term Loan B, 10.43%, (SOFR + 5.00%), 11/17/28 (g)	139,606	133,723
		578,278
Information Technology 0.9%
Ahead DB Holdings, LLC
2024 Incremental Term Loan B, 9.56%, (3 Month Term SOFR + 4.25%), 01/24/31 (g)	94,000	94,177
Cloud Software Group, Inc.
2024 USD Term Loan B, 0.00%, (1 Month Term SOFR + 4.00%), 03/30/29 (g) (h)	20,000	19,970
Fortress Intermediate 3, Inc.
Term Loan, 0.00%, (SOFR + 3.75%), 05/09/31 (g) (h)	93,642	93,642
Rocket Software, Inc.
2023 USD Term Loan B, 10.08%, (1 Month Term SOFR + 4.75%), 11/28/28 (g)	95,759	96,024
Roper Industrial Products Investment Company LLC
2023 USD Term Loan, 8.58%, (3 Month Term SOFR + 4.00%), 11/22/29 (g)	49,501	49,687
		353,500

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 14

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2024

	Shares/Par[1]	Value ($)
Health Care 0.8%
Global Medical Response Inc
Term Loan, 0.00%, (SOFR + 5.50%), 10/02/28 (g) (h)	195,000	188,516
Radiology Partners Inc
2024 Extended Term Loan B, 0.00%, (3 Month Term SOFR + 3.50%), 01/31/29 (g) (h)	35,000	33,075
2024 Extended Term Loan B, 9.09%, (3 Month Term SOFR + 3.50%), 01/31/29 (g)	98,122	92,725
		314,316
Materials 0.6%
LSF11 A5 Holdco LLC
2023 Incremental Term Loan B, 9.68%, (SOFR + 4.25%), 10/15/28 (g)	104,207	104,121
Staples, Inc.
2024 Term Loan B, 11.08%, (SOFR + 5.75%), 08/22/29 (g)	86,678	79,180
Windsor Holdings III, LLC
2024 USD Term Loan B, 9.34%, (1 Month Term SOFR + 4.00%), 08/01/30 (g)	31,767	31,934
		215,235
Financials 0.3%
Cotiviti Corporation
2024 Term Loan, 8.58%, (SOFR + 3.25%), 02/21/31 (g)	131,670	130,847
Total Senior Floating Rate Instruments (cost $3,241,597)		3,239,344
COMMON STOCKS 0.3%
Energy 0.3%
MPLX LP	2,200	93,698
Communication Services 0.0%
Clear Channel Outdoor Holdings, Inc. (i)	8,143	11,482
iHeartMedia, Inc. - Class A (f) (i)	3,283	3,578
		15,060
Total Common Stocks (cost $173,512)		108,758
SHORT TERM INVESTMENTS 7.0%
Securities Lending Collateral 4.1%
State Street Navigator Securities Lending Government Money Market Portfolio - Institutional Class, 5.25% (j)	1,585,921	1,585,921
Investment Companies 2.9%
State Street U.S. Government Money Market Fund, 5.19% (j)	1,121,732	1,121,732
Total Short Term Investments (cost $2,707,653)		2,707,653
Total Investments 102.8% (cost $39,481,434)		39,598,926
Other Assets and Liabilities, Net (2.8)%		(1,076,889)
Total Net Assets 100.0%		38,522,037

(a) Security is exempt from registration under the Securities Act of 1933, as amended. As of June 30, 2024, the value and the percentage of net assets of these securities was $27,315,829 and 70.9% of the Fund.

(b) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedules of Investments.

(c) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(d) Convertible security.

(e) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(f) All or a portion of the security was on loan as of June 30, 2024.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) This senior floating rate interest will settle after June 30, 2024. If a reference rate and spread is presented, it will go into effect upon settlement.

(i) Non-income producing security.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2024.

PPM High Yield Core Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
CQP Holdco LP, 7.50%, 12/15/33	12/08/23	160,000	165,893	0.4
Energean Israel Finance Ltd, 4.88%, 03/30/26	12/07/21	429,697	418,470	1.1
Tenet Healthcare Corporation, 4.63%, 06/15/28	01/03/23	31,507	32,342	0.1
		621,204	616,705	1.6

See accompanying Notes to Financial Statements.

Abbreviations, counterparties and additional footnotes are defined on page 14

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2024

Currency Abbreviations:

USD - United States Dollar

Abbreviations:

MBS - Mortgage-Backed Security
PIK - Payment-in-Kind
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
TBA – To Be Announced (Securities purchased on a delated delivery basis)
U.S. or US - United States

Counterparty Abbreviations:

BOA - Bank of America

1Par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in contracts.

See accompanying Notes to Financial Statements.

PPMFunds

Statements of Assets and Liabilities (Unaudited)

June 30, 2024

	PPM Core Plus Fixed Income Fund	PPM High Yield Core Fund
Assets
Investments, at value	$36,160,323	$39,598,926
Variation margin on futures	14,047	—
Cash	21,714	37,871
Receivable from:
Investment securities sold	—	442,027
Dividends and interest	305,952	587,391
Adviser	11,853	17,296
Administrator	11,959	3,732
Deposits with brokers and counterparties	108,559	—
Other assets	17,442	15,766
Total assets	36,651,849	40,703,009
Liabilities
Variation margin on futures	26,031	—
Payable for:
Investment securities purchased	387,675	532,745
Return of securities loaned	177,347	1,585,921
Advisory fees	11,796	17,265
Administrative fees	2,949	3,139
Board of Trustees fees	2,051	2,257
Chief Compliance Officer fees	2,515	2,674
Other expenses	35,637	36,971
Total liabilities	646,001	2,180,972
Net assets	$36,005,848	$38,522,037
Net assets consist of:
Paid-in capital	$44,024,543	$46,224,573
Total distributable earnings (loss)	(8,018,695)	(7,702,536)
Net assets	$36,005,848	$38,522,037
Net assets - Institutional Class	$36,005,848	$38,522,037
Shares outstanding - Institutional Class	4,176,947	4,363,193
Net asset value per share - Institutional Class	$8.62	$8.83
Investments, at cost	$37,916,840	$39,481,434
Securities on loan included in
Investments, at value	200,697	1,613,694

See accompanying Notes to Financial Statements.

PPMFunds

Statements of Operations (Unaudited)

For the Period Ended June 30, 2024

	PPM Core Plus Fixed Income Fund	PPM High Yield Core Fund
Investment income
Dividends	$15,579	$60,946
Interest	855,435	1,493,970
Securities lending	937	7,446
Total investment income	871,951	1,562,362

Expenses
Advisory fees	71,119	103,809
Administrative fees	17,780	18,874
Legal fees	59,152	61,635
Transfer agent fees	17,766	14,810
Board of Trustees fees	33,507	34,931
Chief Compliance Officer fees	17,042	17,768
Registration and filing fees	3,281	1,949
Other expenses	11,219	11,591
Total expenses	230,866	265,367
Expense waiver	(150,867)	(133,251)
Net expenses	79,999	132,116
Net investment income (loss)	791,952	1,430,246

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments	(222,569)	(173,962)
Futures contracts	(138,298)	—
Net change in unrealized appreciation
(depreciation) on:
Investments	(426,857)	(78,901)
Futures contracts	10,651	—
Net realized and unrealized gain (loss)	(777,073)	(252,863)
Change in net assets from operations	$14,879	$1,177,383

See accompanying Notes to Financial Statements.

PPMFunds

Statements of Changes in Net Assets (Unaudited)

For the Period Ended June 30, 2024

	PPM Core Plus Fixed Income Fund	PPM High Yield Core Fund
Operations
Net investment income (loss)	$791,952	$1,430,246
Net realized gain (loss)	(360,867)	(173,962)
Net change in unrealized appreciation
(depreciation)	(416,206)	(78,901)
Change in net assets from operations	14,879	1,177,383
Distributions to shareholders
From distributable earnings
Institutional Class	(786,935)	(1,425,727)
Total distributions to shareholders	(786,935)	(1,425,727)
Share transactions[1]
Proceeds from the sale of shares
Institutional Class	1,410,146	1,410,766
Reinvestment of distributions
Institutional Class	786,935	1,425,727
Cost of shares redeemed
Institutional Class	(1,388,642)	(1,578,192)
Change in net assets from
share transactions	808,439	1,258,301
Change in net assets	36,383	1,009,957
Net assets beginning of period	35,969,465	37,512,080
Net assets end of period	$36,005,848	$38,522,037

[1]Share transactions
Shares sold
Institutional Class	161,529	158,622
Reinvestment of distributions
Institutional Class	91,303	161,454
Shares redeemed
Institutional Class	(160,909)	(178,327)
Change in shares
Institutional Class	91,923	141,749
Purchases and sales of long term
investments
Purchase of securities	$16,976,959	$17,522,065
Purchase of U.S. Government securities	811,098 (a)	—
Total purchases	$17,788,057	$17,522,065
Proceeds from sales of securities	$15,646,022	$15,980,706
Proceeds from sales of U.S. Government
securities	635,805 (a)	—
Total proceeds from sales	$16,281,827	$15,980,706

(a)	Amounts exclude $242,266 and $432,737 of purchases and sales, respectively, of dollar roll transaction securities.

See accompanying Notes to Financial Statements.

PPMFunds

Statements of Changes in Net Assets (Unaudited)

For the Year Ended December 31, 2023

	PPM Core Plus Fixed Income Fund	PPM High Yield Core Fund
Operations
Net investment income (loss)	$1,629,817	$3,177,029
Net realized gain (loss)	(2,610,756)	(4,106,139)
Net change in unrealized appreciation
(depreciation)	3,715,895	6,108,056
Change in net assets from operations	2,734,956	5,178,946
Distributions to shareholders
From distributable earnings
Institutional Class	(1,625,940)	(3,175,831)
Total distributions to shareholders	(1,625,940)	(3,175,831)
Share transactions[1]
Proceeds from the sale of shares
Institutional Class	1,392,277	1,392,812
Reinvestment of distributions
Institutional Class	1,625,233	3,175,831
Cost of shares redeemed
Institutional Class	(17,366,286)	(23,917,784)
Change in net assets from
share transactions	(14,348,776)	(19,349,141)
Change in net assets	(13,239,760)	(17,346,026)
Net assets beginning of year	49,209,225	54,858,106
Net assets end of year	$35,969,465	$37,512,080

[1]Share transactions
Shares sold
Institutional Class	160,630	163,609
Reinvestment of distributions
Institutional Class	188,761	369,321
Shares redeemed
Institutional Class	(2,011,213)	(2,799,226)
Change in shares
Institutional Class	(1,661,822)	(2,266,296)

See accompanying Notes to Financial Statements.

PPMFunds

Financial Highlights (Unaudited)

For a Share Outstanding

Net Investment Income (Loss). The net investment income (loss) per share is calculated using the average shares method.

Total Return. Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year.

Portfolio Turnover. Portfolio turnover is not annualized for periods of less than one year. Dollar roll and in-kind transactions are excluded for purposes of calculating portfolio turnover. Fixed income securities with maturities greater than one year that are purchased for short term investment are excluded from the portfolio turnover calculation.

Income and Expense Ratios. Ratios are annualized for periods less than one year.

		Increase (decrease) from investment operations			Distributions from				Supplemental data				Ratios
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%)	Net assets,end of period (in thousands)($)	Portfolio turnover (%)		Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)

PPM Core Plus Fixed Income Fund

Institutional Class
06/30/24	8.81	0.19	(0.19)	0.00	(0.19)	—	8.62	0.02	36,006	46	(a)	0.45	1.30	4.45
12/31/23	8.56	0.33	0.25	0.58	(0.33)	—	8.81	7.02	35,969	99	(a)	0.45	1.21	3.87
12/31/22	10.24	0.25	(1.66)	(1.41)	(0.26)	(0.01)	8.56	(13.91)	49,209	86	(a)	0.45	1.07	2.73
12/31/21	10.74	0.22	(0.31)	(0.09)	(0.25)	(0.16)	10.24	(0.88)	57,984	121	(a)	0.45	1.02	2.12
12/31/20	10.40	0.27	0.76	1.03	(0.30)	(0.39)	10.74	9.98	56,325	80	(a)	0.49	0.85	2.55
12/31/19	9.85	0.31	0.71	1.02	(0.31)	(0.16)	10.40	10.51	51,333	108	(a)	0.50	0.70	3.02

PPM High Yield Core Fund

Institutional Class
06/30/24	8.89	0.33	(0.06)	0.27	(0.33)	—	8.83	3.12	38,522	44		0.70	1.41	7.58
12/31/23	8.46	0.60	0.42	1.02	(0.59)	—	8.89	12.71	37,512	66		0.70	1.31	6.97
12/31/22	10.12	0.52	(1.65)	(1.13)	(0.53)	—	8.46	(11.34)	54,858	60		0.65	1.15	5.83
12/31/21	10.08	0.51	0.04	0.55	(0.51)	—	10.12	5.60	62,874	58		0.70	1.19	5.07
12/31/20	10.09	0.51	(0.01)	0.50	(0.51)	—	10.08	5.34	57,461	82		0.69	1.01	5.30
12/31/19	9.26	0.54	0.83	1.37	(0.54)	—	10.09	15.02	55,615	78		0.70	0.85	5.50

(a)	Portfolio turnover including dollar roll transactions for PPM Core Plus Fixed Income Fund was 113%, 118%, 165%, 114%, 132%, and 48% for 2019, 2020, 2021, 2022, 2023, and 2024 respectively.

See accompanying Notes to Financial Statements.

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2024

NOTE 1. ORGANIZATION

PPM Funds (the “Trust”) is an open-ended management investment company, organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated November 9, 2017, as amended and restated March 12, 2018. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended ("the 1940 Act"), and its shares are registered under the Securities Act of 1933, as amended ("the 1933 Act"). The Trust currently consists of two series, (collectively, the “Funds” and each individually a “Fund”): PPM Core Plus Fixed Income Fund and PPM High Yield Core Fund. The Funds offer only Institutional Class shares. Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective, policies and strategies. The Funds are classified as diversified under the 1940 Act.

PPM America, Inc. (“PPM” or “Adviser”) serves as the investment adviser of the Funds, with responsibility for the professional investment supervision and management of the Funds. The Adviser is an indirect, wholly-owned subsidiary of Jackson Financial, Inc. (“Jackson”). Jackson National Asset Management LLC (“JNAM” or “Administrator”), an affiliate of PPM, serves as the administrator. JNAM is a wholly owned subsidiary of Jackson.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with US generally accepted accounting principles (“GAAP”).

Security Valuation. Under the Trust's valuation policy, procedures and guidelines (“Valuation Policies and Procedures”), the Trust’s Board of Trustees (“Board” or “Trustees”), on behalf of each Fund, has designated to the Administrator the responsibility for carrying out certain functions relating to the valuation of portfolio securities for the purpose of determining the net asset value (“NAV”) of each Fund. Further, the Board has designated the Adviser as the Valuation Designee. As the Valuation Designee, the Adviser has established a Valuation Committee (the “Valuation Committee”) and adopted the Valuation Policies and Procedures pursuant to which the Adviser determines the “fair value” of a security for which market quotations are not readily available, or are determined to be not reflective of market value.

The NAV of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). The NAV of a Fund’s shares may also not be determined on days designated by the Board or on days designated by the SEC. Consistent with legal requirements, calculation of a Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. In the event that the NYSE is closed unexpectedly or opens for trading but closes earlier than scheduled, the Funds’ Valuation Committee will evaluate if trading activity on other US exchanges and markets for equity securities is considered reflective of normal market activity. To the extent a NYSE closure is determined to be accompanied by a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE closed for purposes of measuring and calculating the Funds’ NAVs. To the extent a NYSE closure is determined to not have resulted in a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Funds’ NAVs.

The NAV per share of each Fund is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding. Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. The Administrator typically uses independent pricing services to value debt securities. Term loans are generally valued at the composite bid prices provided by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Exchange-traded options are valued by approved pricing sources at the last traded price prior to the close of business on the local exchange. In the event that current day trades are unavailable, or the trade price falls outside of the current bid ask spread, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE, unless an unexpected disruption on the NYSE and the Funds’ Valuation Policies and Procedures require the Administrator to determine the “fair value” of the contracts. Pricing services utilized to value debt instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. To the extent circumstances prevent the use of the primary calculation methodology previously described, the Adviser may use alternative methods to calculate the NAV.

Certain of the Funds may invest in foreign securities and other assets that are priced in a currency other than US dollars. For foreign securities and other assets that are priced in a currency other than US dollars, a Fund will convert the security or asset from the local currency into US dollars using the relevant current exchange rate. Foreign securities may trade in their primary markets on weekends or other days when the Funds do not price their shares and, therefore, the value of portfolio securities of a Fund may change on days when shareholders will be unable to purchase or redeem the Fund's shares.

A Fund calculates its NAV per share, and effects sales, redemptions and repurchases of its shares at that NAV per share, as of the close of the NYSE once on each Business Day. Because the calculation of a Fund’s NAV does not take place contemporaneously with the determination of the closing prices of the majority of the foreign equity portfolio securities used in such calculation, the Valuation Policies and Procedures authorize the Adviser, to determine the “fair value” of such foreign equity securities for purposes of calculating a Fund’s NAV. When fair valuing such foreign equity securities, the Adviser adjusts the closing prices of foreign equity portfolio securities based upon pricing models provided by a third party vendor in order to reflect the “fair value” of such securities for purposes of determining a Fund’s NAV. Foreign equity securities traded in North America and South America may be fair valued

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2024

utilizing international adjustment factors in response to local market holidays, exchange closures, or other events as deemed necessary, in order to reflect the “fair value” of such securities for purposes of determining a Fund’s NAV.

Distributions to Shareholders. The amount and timing of distributions are determined in accordance with federal income tax regulations which may differ from GAAP. Dividends from net investment income are declared daily and paid monthly for PPM Core Plus Fixed Income Fund and PPM High Yield Core Fund. Distributions of net realized capital gains, if any, are declared and distributed at least annually for the Funds only to the extent they exceeded available capital loss carryovers.

Other Service Providers. State Street Bank and Trust Company (“State Street” or "Custodian") acts as custodian and securities lending agent for the Funds. The Custodian has custody of all securities and cash of the Trust maintained in the United States and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Trust.

The Trust has entered into a Transfer Agency Agreement with UMB Fund Services, Inc. UMB Fund Services, Inc. is the transfer agent and dividend disbursing agent of all shares.

The Trust has entered into a Distribution Agreement with Foreside Financial Services, LLC ("Foreside" or "Distributor"). Foreside is the principal underwriter of the Funds.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses are determined on the specific identification basis. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available. Income received in lieu of dividends for securities loaned is included in Dividends in the Statements of Operations. Interest income, including level-yield amortization of discounts and premiums on debt securities and convertible bonds, is accrued daily. A Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become uncollectable. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretations of tax rules and regulations that exist in the markets in which the Funds invest.

Guarantees and Indemnifications. In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. However, since their commencement of operations, the Funds have not had claims or losses pursuant to their contracts and expect the risk of loss to be remote. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncements. In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The guidance provides optional expedients and exceptions for applying GAAP to contract modifications and hedging relationships, subject to meeting certain criteria, that reference the London Interbank Offered Rate (LIBOR) or another reference rate expected to be discontinued due to reference rate reform. The amendments in this update are elective and may be applied through December 31, 2024. Management has evaluated the amendments and determined that they will not have a significant impact on the Funds' financial statements.

In June 2022, FASB issued ASU 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify guidance in Topic 820 when measuring the fair value of equity securities subject to contractual restrictions prohibiting their sale and introduce new disclosure requirements for these securities. The amendments in this update are effective for fiscal years beginning after December 15, 2023. Management has evaluated the amendments and determined that they will not have a significant impact on the Funds' financial statements.

NOTE 3. FAIR VALUE MEASUREMENT

FASB ASC Topic 820 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under this guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on national or foreign stock exchanges, futures listed on derivatives exchanges or investments in mutual funds.

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2024

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third-party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, swap agreements valued by pricing services, American Depositary Receipts and Global Depositary Receipts for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Administrator's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of June 30, 2024, by valuation level.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
PPM Core Plus Fixed Income Fund
Assets - Securities
Corporate Bonds And Notes	—	18,762,984	—	18,762,984
Government And Agency Obligations	—	12,213,111	—	12,213,111
Non-U.S. Government Agency Asset-Backed Securities	—	3,536,657	—	3,536,657
Senior Floating Rate Instruments	—	1,049,578	—	1,049,578
Short Term Investments	597,993	—	—	597,993
	597,993	35,562,330	—	36,160,323
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	103,085	—	—	103,085
	103,085	—	—	103,085
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(60,669)	—	—	(60,669)
	(60,669)	—	—	(60,669)
PPM High Yield Core Fund
Assets - Securities
Corporate Bonds And Notes	—	33,543,171	—	33,543,171
Senior Floating Rate Instruments	—	3,239,344	—	3,239,344
Common Stocks	108,758	—	—	108,758
Short Term Investments	2,707,653	—	—	2,707,653
	2,816,411	36,782,515	—	39,598,926

1 All derivatives are reflected at the unrealized appreciation (depreciation) on the instrument.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. There were no significant transfers into or out of Level 3 for the period. There were no significant Level 3 valuations for which unobservable valuation inputs were developed at June 30, 2024.

NOTE 4. SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral. All Funds are approved to participate in agency based securities lending with State Street. Per the securities lending agreements, State Street is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: US equities – 102%; US corporate fixed income – 102%; US Government fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral requirements are evaluated at the close of each business day; any additional collateral required is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. State Street has agreed to indemnify the Funds in the event of default by a third-party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, which is shared with the borrower through negotiated rebates. The Funds bear the market risk with respect to the collateral investment and securities loaned. The Funds also bear the risk that State Street may default on its obligations to the Funds. Non-cash collateral may include US Government securities; US Government agencies’ debt securities; and US Government-sponsored agencies’ debt securities and mortgage-backed securities. Certain Funds receive non-cash collateral in the form of securities received, which the Funds may not sell or re-pledge and accordingly are not reflected in the Statements of Assets and Liabilities. For non-cash collateral, the Funds receive lending fees negotiated with the borrower. State Street has agreed to indemnify the Funds with respect to the market risk related to the non-cash collateral investments.

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The cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust, which is an open-end management company registered under the 1940 Act. The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the State Street Navigator Securities Lending Government Money Market Portfolio.

Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as Payable for Return of securities loaned. Investments acquired with such cash collateral are included in Investments, at value on the Statements of Assets and Liabilities. The value of securities on loan is included in Investments, at value on the Statements of Assets and Liabilities. Each Fund’s net exposure to a borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan. The value of securities on loan and collateral received at June 30, 2024 was as follows:

Fund	Securities on Loan ($)	NonCash Collateral ($)	Cash Collateral ($)	Total Collateral ($)
PPM Core Plus Fixed Income Fund	200,697	28,013	177,347	205,360
PPM High Yield Core Fund	1,613,694	60,760	1,585,921	1,646,681

US Government Securities. Certain Funds may invest in securities issued or guaranteed by the US Government or its agents or instrumentalities. Some US Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the US Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the US Department of the Treasury (“US Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the US Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. US Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the US Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the US Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the US Government.

FNMA and FHMLC have been operating as going concerns in a conservatorship overseen by the Federal Housing Finance Agency ("FHFA") since 2008. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets. However, each remains liable for all of its obligations, including its guarantees, associated with its mortgage-backed securities. In connection with the conservatorship, the US Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the US Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock. The US Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC.

Unregistered Securities. The Funds may own certain investment securities that are unregistered and thus restricted as to resale. These securities may also be referred to as “private placements”. Unregistered securities may be classified as “illiquid” because there is no readily available market for sale of the securities. Where future dispositions of the securities require registration under the 1933 Act, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Senior and Junior Loans. Certain Funds may invest in Senior loans or secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (Junior loans) which are purchased or sold on a when-issued or delayed-delivery basis and may be settled a month or more after the trade date. Interest income on these loans is accrued based on the terms of the securities. Senior and Junior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan.

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily. Net unrealized appreciation/depreciation on unfunded commitments is reflected in Other assets or Payable for Investment securities purchased in the Statements of Assets and Liabilities, as applicable, and Net change in unrealized appreciation (depreciation) on investments in the Statements of Operations.

NOTE 5. INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to or from a Fund and a counterparty or segregated at the Custodian and managed pursuant to the terms of the agreement. US Treasury Bills and US dollars are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used. Securities held by a Fund that are used as collateral are identified as such within the Schedules of Investments. Collateral for OTC financial derivative transactions paid to or received from brokers and counterparties is included in Receivable for Deposits with brokers and counterparties or Payable for Deposits from counterparties in the Statements of Assets and Liabilities.

Counterparty Agreements. Certain Funds enter into various types of agreements with counterparties, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that

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improves legal certainty. A Fund may net exposure and collateralize multiple transaction types governed by the same agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty. Each agreement defines whether the Fund is contractually able to net settle daily payments. Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the agreements.

These agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of agreement. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant agreement. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds’ Adviser attempts to limit counterparty risk by only entering into agreements with counterparties that the Adviser believes to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For swap agreements executed with a Derivatives Clearing Organization (“DCO”) in a multilateral or other trade facility platform (“centrally cleared swaps”), counterparty risk is reduced by shifting exposure from the counterparty to the DCO. Additionally, the DCO has broad powers to provide an orderly liquidation in the event of a default.

Customer Account Agreements. Customer Account Agreements and related addendums govern exchange traded or centrally cleared derivative transactions such as futures, options on futures and centrally cleared derivatives. If a Fund transacts in exchange traded or centrally cleared derivatives, the Adviser is a party to agreements with (1) a Futures Commissions Merchant (“FCM”) in which the FCM facilitates the execution of the exchange traded and centrally cleared derivative with the DCO and (2) with an executing broker/swap dealer to agree to the terms of the swap and resolution process in the event the centrally cleared swap is not accepted for clearing by the designated DCO. Exchange traded and centrally cleared derivatives transactions require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at an FCM which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator. The Fund receives from, or pays to, the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as the “variation margin”. Variation margin on the Statements of Assets and Liabilities may include variation margin on closed unsettled derivative transactions. Variation margin received may not be netted between exchange traded and centrally cleared derivatives. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to the Fund’s assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk.

International Swaps and Derivatives Association Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”). ISDA Master Agreements govern OTC financial derivative transactions entered into by PPM and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, events of default, termination and maintenance of collateral. Termination includes conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election of early termination could be material to the financial statements. In the event of default, the total financial derivative value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC derivative instrument.

NOTE 6. FINANCIAL DERIVATIVE INSTRUMENTS

Futures Contracts. A Fund may buy and sell futures on, among other things, financial instruments, individual equity securities, securities indices, interest rates, currencies and inflation indices. A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date. Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market. With futures, counterparty risk to the Fund is reduced because futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Derivatives and Hedging and Financial Instruments Eligible for Offset. FASB ASC Topic 815 includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments, as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, commodity, equity price, interest rate and foreign currency exchange rate risk. The following disclosures include: (1) Objectives and strategies for each Fund’s derivative investments during the period; (2) A summary table of the fair valuations of each Fund’s derivative instruments categorized by risk exposure, which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss on the Statements of Operations for each derivative instrument as of June 30, 2024. Funds which held only one type of derivative during the period are not included in the tables as the location on the Statements of Assets and Liabilities and the realized and unrealized gain loss on the Statements of Operations can be referenced directly on each Fund’s respective statements; (3) A summary table of derivative instruments and certain investments of each Fund, which are subject to master netting agreements or a similar agreement and are eligible for offset in the Statements of Assets and Liabilities as of June 30, 2024. For Funds which held only one type of derivative during the period, amounts eligible for offset are presented gross in the Statements of Assets and Liabilities. Net exposure can be referenced in the assets and liabilities on the Statements of Assets and Liabilities and, if collateral exists, the

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net exposure is offset by collateral identified in the segregated or pledged collateral table; and (4) A table reflecting each Fund’s average monthly derivative volume for the period ended June 30, 2024.

PPM Core Plus Fixed Income Fund Derivative Strategies - The Fund entered into futures contracts as a means of risk management/hedging and to obtain exposure to or hedge changes in interest rates.

PPM Core Plus Fixed Income Fund - Derivative Instruments Categorized by Risk Exposure
	Commodity($)	Credit($)	Equity($)	Foreign Exchange($)	Interest Rate($)	Total($)
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2024
Derivative instruments assets:
[1] Variation margin on futures/futures options contracts	—	—	—	—	14,047	14,047
Total derivative instruments assets	—	—	—	—	14,047	14,047
Derivative instruments liabilities:
[1] Variation margin on futures/futures options contracts	—	—	—	—	26,031	26,031
Total derivative instruments liabilities	—	—	—	—	26,031	26,031
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2024
Net realized gain (loss) on:
Futures/futures options contracts	—	—	—	—	(138,299)	(138,299)
Net change in unrealized appreciation (depreciation) on:
Futures/futures options contracts	—	—	—	—	10,651	10,651

PPM Core Plus Fixed Income Fund – Average Derivative Volume2

Notional Value at Purchase of Futures Contracts ($)
Average monthly volume	9,692,864

1 Derivative asset or liability is not eligible for offset, and a Derivative and Financial Instruments Eligible for Offset table is not presented for the asset or liability, as applicable.

2 The derivative instruments outstanding as of June 30, 2024, as disclosed in the Schedules of Investments, and the amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period ended June 30, 2024, as disclosed in the Statements of Operations, also serve as indicators of the derivative volume for the Funds.

Pledged Collateral. The following table summarizes cash and securities collateral pledged for the Funds at June 30, 2024:

		Futures Contracts
	Counterparties	Pledged or Segregated Cash($)
PPM Core Plus Fixed Income Fund	BOA	108,559

None of the futures contracts held by the Funds are subject to master netting agreements or a similar agreement and are not eligible for offset in the Statements of Assets and Liabilities as of June 30, 2024. Net exposure to the Funds for futures contracts is the variation margin in addition to any collateral pledged for the initial margin on the futures contracts.

NOTE 7. INVESTMENT RISKS AND REGULATORY MATTERS

The Funds' risks include, but are not limited to, the following:

Corporate Loan, Sovereign Entity Loan, and Bank Loan Risk. Commercial banks, sovereign entities, and other financial institutions or institutional investors make corporate loans to companies or sovereign entities that need capital to grow, restructure, or for infrastructure projects. These instruments are commonly referred to as loans or bank loans. Borrowers generally pay interest on corporate loans at “floating” rates comprised of (i) a benchmark rate that changes in response to changes in market interest rates plus (ii) the spread. As a result, the value of such loan investments is generally less exposed to the adverse effects of interest rate fluctuations than investments that pay a fixed rate of interest. However, the market for certain loans may not be sufficiently liquid, and a Fund may have difficulty selling them. It may take longer than seven days for transactions in loans to settle. Certain loans may be classified as “illiquid” securities. Additionally, because a loan may not be considered a security, a Fund may not be afforded the same legal protections afforded securities under federal securities laws. Thus, a Fund generally must rely on contractual provisions in the loan agreement and common-law fraud protections under applicable state law.

Credit Risk. Credit risk is the actual or perceived risk that the issuer of a bond, borrower, guarantor, counterparty, or other entity responsible for payment will not pay interest and principal payments when due. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. A Fund could lose money if the issuer or guarantor of a fixed-income

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security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Distressed Debt Risk. A Fund may invest in securities of issuers that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy (also known as “distressed debt”). Such distressed debt securities involve substantial risk in addition to the risks of investing in lower-grade debt securities. To the extent that a Fund invests in distressed debt, a Fund is subject to the risk that it may lose a portion or all or its investment in the distressed debt and may incur higher expenses trying to protect its interests in distressed debt.

High Yield Bonds, Lower-Rated Bonds, and Unrated Securities Risk. High yield bonds, lower-rated bonds, and certain unrated securities are broadly referred to as “junk bonds” and are considered below “investment-grade” by a nationally recognized statistical rating organization (“NRSRO”). Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High yield bonds may be subject to liquidity risk, and a Fund may not be able to sell a high yield bond at the price at which it is currently valued.

Income Risk. A Fund is subject to the risk that the income generated from a Fund’s investments may decline in the event of falling interest rates. Income risk may be high if a Fund’s income is predominantly based on short-term interest rates, which can fluctuate significantly over short periods. A Fund’s distributions to shareholders may decline when interest rates fall.

Interest Rate Risk. When interest rates increase, fixed-income securities generally will decline in value. Long-term fixed-income securities normally have more price volatility than short-term fixed-income securities. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk.

Issuer Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

Leverage Risk. Certain transactions, such as reverse repurchase agreements, futures, forwards, swaps, or other derivative instruments, include the use of leverage and may cause a Fund to liquidate portfolio positions at disadvantageous times to satisfy its obligations or to meet asset segregation requirements. The effect of using leverage is to increase a Fund’s potential gains and losses in comparison to the amount of a Fund’s assets (that is, assets other than borrowed assets) at risk, which may cause a Fund’s portfolio to be more volatile. If a Fund uses leverage, the Fund has the risk of capital losses that exceed the net assets of the Fund.

Liquidity Risk. Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if a Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, a Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

Market Risk. Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates, adverse investor sentiment, regional and global health epidemics, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Mortgage-Related Securities Risk. Mortgage-related securities are generally more sensitive to changes in interest rates and may exhibit increased volatility. When interest rates decline, borrowers may pay off their mortgages or other loans sooner than expected, which can reduce the returns. Rising interest rates and falling property prices may increase the likelihood that individuals and entities will fall behind or fail to make payments on their mortgages. When there are a number of mortgage defaults, the interest paid by mortgage-backed and mortgage-related securities may decline, or may not be paid. A number of mortgage defaults could lead to a decline in the value of the securities.

US Government Securities Risk. Obligations issued by agencies and instrumentalities of the US Government vary in the level of support they receive from the US Government. They may be: (i) supported by the full faith and credit of the US Treasury; (ii) supported by the right of the issuer to borrow from the US Treasury; (iii) supported by the discretionary authority of the US Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer. The maximum potential liability of the issuers of some US Government Securities may greatly exceed their current resources or their legal right to receive support from the US Treasury.

NOTE 8. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees. The Trust has entered into an Investment Advisory and Management Agreement (the "Investment Advisory Agreement") with PPM. Subject to the oversight of the Board, PPM is responsible for managing the affairs of the Trust including, but not limited to, continuously providing the Trust with investment advice and business management to the Funds. Pursuant to the Investment Advisory Agreement, PPM receives an annual fee accrued daily and payable monthly, at an annual rate of 0.40% of the average daily net assets of PPM Core Plus Fixed Income Fund and 0.55% of the average daily net assets of PPM High Yield Core Fund.

The Trust has entered into an Administration Agreement with JNAM, an affiliate of PPM. Pursuant to the Administration Agreement, JNAM receives an annual fee accrued daily and payable monthly, at an annual rate of 0.10% of the average daily net assets of each Fund. In return for the fees paid under the Administration Agreement, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. This

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includes, among other things, fund accounting; calculation of the daily NAV of each Fund; monitoring the Funds’ expense accruals; calculating monthly total return; prospectus and statement of additional information compliance monitoring; preparing certain financial statements of the Trust; and preparing the Trust’s regulatory filings. In addition, JNAM, at its own expense, arranges for legal, audit, custody (except overdraft and interest expense), printing and mailing of financial statements and prospectuses, a portion of the Chief Compliance Officer costs, and other services necessary for the operation of the Funds. Each Fund is responsible for investment advisory services; transfer agency services; trading expenses including brokerage commissions; interest expenses; taxes; costs and expenses associated with short sales; nonrecurring and extraordinary expenses; registration fees; license fees; directors’ and officers’ insurance; the fees and expenses of the independent Trustees; independent legal counsel to the independent Trustees; and a portion of the costs associated with the Chief Compliance Officer.

Advisory Fee Waivers. The Trust and the Adviser have entered into an Expense Limitation Agreement whereby PPM has contractually agreed to waive a portion of its management fee and/or reimburse expenses for each of the Funds to the extent necessary to limit the annualized ordinary operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, dividend and interest expenses related to short sales, indirect expenses of investing in other investment companies, and extraordinary expenses) to 0.45% for PPM Core Plus Fixed Income Fund and 0.70% for PPM High Yield Core Fund. Any waived amounts are not subject to future recoupment by the Adviser.

Security Transactions. Security transactions can occur in the Funds where both the buyer and seller of the security are portfolios or accounts for which PPM serves as the Adviser. Such transactions occur to eliminate transaction costs normally associated with security trading activity. Such transactions are subject to compliance with Rule 17a-7 under the 1940 Act (“Rule 17a-7 transactions”) and are reviewed by the Chief Compliance Officer. Rule 17a-7 trades are executed at current market price at the time of the transaction. There were no 17a-7 transactions for the period ended June 30, 2024.

NOTE 9. INCOME TAX MATTERS

Each Fund is treated as a separate tax payer for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company ("RIC") and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs. Therefore, no federal income tax provision is required.

The following information for the Funds is presented on an income tax basis. Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: foreign currency reclassifications, premium amortization or paydown reclassifications, reclassifications on the sale of passive foreign investment company ("PFIC") or Real Estate Investment Trust ("REIT") securities, net operating losses, accounting treatment of notional principal contracts and partnerships, equalization and other distribution adjustments. These reclassifications have no impact on net assets.

At December 31, 2023, the following Funds had capital loss carryforwards available for US federal income tax purposes to offset future net realized capital gains. The amount and character of the capital loss carryforwards are listed in the table below.

	Capital Loss Carryforwards with No Expiration
	Short Term ($)	Long Term ($)	Total ($)
PPM Core Plus Fixed Income Fund	1,814,427	4,124,647	5,939,074
PPM High Yield Core Fund	1,153,781	4,841,556	5,995,337

At December 31, 2023, the Funds’ last fiscal year end, the following Funds had capital, currency and/or PFIC mark-to-market losses realized after October 31, 2023 (“Post-October losses”), which were deferred for tax purposes to the first day of the following fiscal year, January 1, 2024:

Amount($)
PPM High Yield Core Fund	1,573,590

As of June 30, 2024, the cost of investments and the components of net unrealized appreciation (depreciation) for the Funds were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
PPM Core Plus Fixed Income Fund	37,939,488	296,426	(2,075,591)	(1,779,165)
PPM High Yield Core Fund	39,573,883	877,501	(852,458)	25,043

As of June 30, 2024, the components of net unrealized appreciation (depreciation) for derivatives were as follows:

	Tax Cost/Premiums/Adjustment($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
PPM Core Plus Fixed Income Fund
Futures/Futures Options Contracts	42,416	—	—	—

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2024

The tax character of distributions paid during the Funds’ fiscal year ended December 31, 2023 was as follows:

	Net Ordinary Income*($)	Long-term Capital Gain($)	Return of Capital($)
PPM Core Plus Fixed Income Fund	1,625,940	—	—
PPM High Yield Core Fund	3,175,831	—	—

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

The Funds file US federal and various state and local tax returns. A Fund’s federal tax returns are generally subject to examination for a period of three fiscal years after the date they are filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management completed an evaluation of the Funds’ tax positions taken for all open tax years and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements during the period ended June 30, 2024.

NOTE 10. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued and has concluded there were no events that require adjustments to the financial statements or disclosure in the notes to financial statements.

PPMFunds

Additional Disclosures (Unaudited)

June 30, 2024

Quarterly Portfolio Holdings. The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is also available upon request by calling the Funds toll-free at 1-844-446-4PPM (1-844-446-4776).

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Funds’ Adviser used to vote proxies relating to portfolio securities and additional information on how the Funds voted any proxies relating to portfolio securities during the 12-month period ended June 30, 2024, are available without charge (1) by calling 1-844-446-4PPM (1-844-446-4776), (2) by writing PPM Funds, P.O. Box 2175, Milwaukee, Wisconsin 53201-2175, (3) online at www.ppmamerica.com/ppmfunds, and (4) by visiting the SEC’s website at www.sec.gov.

The Statement of Additional Information includes additional information about the Funds’ Trustees and is available without charge (1) by calling 1-844-446-4PPM, (2) by writing PPM Funds, P.O. Box 2175, Milwaukee, Wisconsin 53201-2175, and (3) online at www.ppmamerica.com/ppmfunds.

PPM FUNDS

SUPPLEMENT DATED JULY 15, 2024

TO THE PROSPECTUS DATED APRIL 30, 2024

PPM Core Plus Fixed Income Fund PPM High Yield Core Fund (the “Funds”)	PKPIX PKHIX

This supplement provides new and additional information pertaining to the Funds that affects information contained in the Funds’ Prospectus and should be read in conjunction with the Prospectus.

Jon Nelson was added as a portfolio manager of PPM Core Plus Fixed Income Fund, effective July 1, 2024. Accordingly, the following changes are being made to the Prospectus:

In the PPM Core Plus Fixed Income Fund summary section of the Prospectus “Portfolio Management,” the paragraph and table under the sub-heading “Investment Adviser” are deleted and replaced with the following:

Investment Adviser:

PPM America, Inc. is the investment adviser for the Fund. Michael Kennedy, Josh Settle and Jon Nelson are primarily responsible for the day-to day management of the Fund.

Portfolio Managers	Title	Length of Service
Michael Kennedy, CFA*	Portfolio Manager	Since inception
Josh Settle, CFA	Portfolio Manager	Since 2021
Jon Nelson	Portfolio Manager	Since July 2024

*Mr. Kennedy will retire in early 2025.

In the PPM Core Plus Fixed Income Fund summary section of the Prospectus “Purchase and Redemption of Fund Shares,” the first paragraph after the sub-heading “Minimum Investment” table is deleted and replaced with the following:

Due to the relatively high cost of maintaining accounts below the minimum account balance, the Fund reserves the right to redeem shares if an account balance falls below the minimum account balance for any reason. Investors will be given 60 days’ notice to reestablish the minimum account balance. If the account balance is not increased, the account may be closed and the proceeds sent to the investor. The Fund may also reduce or waive the minimum investment amount under certain circumstances. There is no investment minimum for subsequent investments.

In the PPM High Yield Core Fund summary section of the Prospectus “Portfolio Management,” the paragraph and table under the sub-heading “Investment Adviser” is deleted and replaced with the following:

Investment Adviser:

PPM America, Inc. is the investment adviser for the Fund. Adam Spielman, John Broz and Karl Petrovich are primarily responsible for the day-to day management of the Fund.

Portfolio Managers	Title	Length of Service
Adam Spielman	Portfolio Manager	Since 2018
John Broz	Portfolio Manager	Since 2019
Karl Petrovich	Portfolio Manager	Since inception

In the sub-section of the Prospectus entitled “Portfolio Manager(s)” under the section “Management of the Funds,” the following paragraphs are added before the table:

Michael Kennedy, Josh Settle and Jon Nelson are primarily responsible for the day-to day management of the Core Plus Fixed Income Fund. Mike, Josh and Jon are members of PPM’s Total Return Team which is comprised of Mike Kennedy, Josh Settle, Jon Nelson, David Frizzie, Mark Redfearn and Calvin

Walker, who are collectively responsible for the stewardship of PPM’s investment grade public fixed income strategies through collaboration on risk positioning, security selection, sector relative value decisions, and the use of macro inputs.

Adam Spielman, John Broz and Karl Petrovich are primarily responsible for the day-to-day management of the PPM High Yield Core Fund. Adam, John and Karl are members of PPM’s Leveraged Credit Team which is comprised of seven portfolio managers, who are collectively responsible for the stewardship of PPM’s leveraged credit strategies through collaboration on risk positioning, security selection, sector relative value decisions, and the use of macro inputs.

In the sub-section of the Prospectus entitled “Portfolio Manager(s)” under the section “Management of the Funds,” the table is deleted and replaced with the following:

Name	Title	Fund Responsibility	Length of Service
Michael Kennedy, CFA*	Portfolio Manager	Core Plus Fixed Income	Since inception
Josh Settle, CFA	Portfolio Manager	Core Plus Fixed Income	Since 2021
Jon Nelson	Portfolio Manager	Core Plus Fixed Income	Since July 2024
David Frizzie	Portfolio Manager	Core Plus Fixed Income	Since April 2024
Mark Redfearn	Portfolio Manager	Core Plus Fixed Income	Since April 2024
Calvin Walker	Portfolio Manager	Core Plus Fixed Income	Since April 2024
Adam Spielman	Portfolio Manager	High Yield Core	Since 2018
John Broz	Portfolio Manager	High Yield Core	Since 2019
Karl Petrovich	Portfolio Manager	High Yield Core	Since inception

*Mr. Kennedy will retire in early 2025.

Additionally, in the sub-section of the Prospectus entitled “Portfolio Managers” under the section “Management of the Funds,” the following paragraph on Jon Nelson is added as the third paragraph:

Jon Nelson is a vice president and portfolio manager on the total return team at PPM America, Inc. (“PPM”). He is responsible for investment and allocation decisions for the firm's core plus fixed income and investment grade credit plus strategies, which are managed on behalf of investors globally. In addition, he is responsible for making investment recommendations for the firm's other total return strategies. Prior to his current role, Jon was a credit analyst on the fixed income team at PPM and was responsible for the credit coverage and investment recommendations for the metals and mining, building products and homebuilding sectors. Prior to joining PPM in 2023, Jon was an analyst at DoubleLine. He earned a bachelor's degree in finance from the University of Minnesota. Jon is a CFA® charterholder.

Adam Spielman Adam Spielman is a senior managing director, portfolio manager and head of leveraged credit at PPM. In this role, he oversees the bank loan and high yield teams and is responsible for investment and allocation decisions for several of the firm’s high yield and bank loan strategies which are managed on behalf of investors globally. Prior to his current role, he was head of fixed income research and managed a team of individuals focused on corporate credit and structured security analysis. Prior to joining PPM in 2001, Adam worked in the investment group at a Chicago-based software company. Previously, he was an investment banker at Lehman Brothers, and started his career at Peterson Consulting. Adam earned a master’s degree in business administration with concentrations in accounting and finance from the University of Chicago and a bachelor’s degree in economics from Indiana University.

Privacy Policy

PPM America, Inc., PPM Loan Management Company 2, LLC and PPM Funds (collectively, “PPM”, “we”, “us” or “our”, as applicable) are committed to keeping nonpublic information about clients and potential clients secure and confidential. We do not disclose your information to anyone except as required by law, described in this policy, or as you otherwise permit. Most importantly, we do not sell your information to anyone.

PERSONAL INFORMATION COLLECTED WITHIN THE PAST 12 MONTHS

Below is a list of the categories of personal information we have collected within the past 12 months. We did not necessarily collect all the specific pieces of personal information listed for any given person or category. Please note that these personal information categories are as they are set forth under California law.

Category	Collected

Identifiers such as a real name, alias, postal address, unique personal identifier, online identifier, Internet Protocol address, email address, account name, social security number, driver’s license number, passport number, or other similar identifiers.

Yes

Any category of personal information described in Cal. Civ. Code § 1798.80(e):

“Personal information” means any information that identifies, relates to, describes, or is capable of being associated with, a particular individual, including, but not limited to, his or her name, signature, social security number, physical characteristics or description, address, telephone number, passport number, driver's license or state identification card number, insurance policy number, education, employment, employment history, bank account number, or any other financial information, medical information, or health insurance information. “Personal information” does not include publicly available information that is lawfully made available to the general public from federal, state, or local government records.

Yes

Characteristics of protected classifications under California or federal law: sexual orientation; race; national origin; medical conditions; disability (physical or mental); genetic information; military or veteran status; status as a victim of domestic violence assault, or stalking; gender identity and gender expression; color; religion; sex (including pregnancy, childbirth, and related medical conditions); age (40 or older); marital status; political affiliates or activities.

Yes
Commercial information, including records of personal property, products or services purchased, obtained, or considered, or other purchasing or consuming histories or tendencies.	Yes
Biometric information.	Yes

Internet or other electronic network activity information, including, but not limited to, browsing history, search history, and information regarding a consumer’s interaction with an Internet Web site, application, or advertisement.

Yes

Any category of sensitive personal information described in Cal. Civ. Code § 1798.140(ae)(1) to (2):

“Sensitive personal information” means (1) “personal information” that reveals: a consumer’s social security, driver’s license, state identification card, or passport number; a consumer’s account log-in, financial account, debit card, or credit card number in combination with any required security or access code, password, or credentials allowing access to an account; a consumer’s precise geolocation; a consumer’s racial or ethnic origin, religious or philosophical beliefs, or union membership; the contents of a consumer’s mail, email, and text messages unless the business is the intended recipient of the communication; a consumer’s genetic data; or (2) the processing of biometric information for the purpose of uniquely identifying a consumer; personal information collected and analyzed concerning a consumer’s health; or personal information collected and analyzed concerning a consumer’s sex life or sexual orientation.

Yes
Geolocation data.	No
Audio, electronic, visual, thermal, olfactory, or similar information.	No
Professional or employment-related information.	No

Education information, defined as information that is not publicly available personally identifiable information as defined in the Family Educational Rights and Privacy Act (20 U.S.C. section 1232g, 34 C.F.R. Part 99).

No

Inferences drawn from any of the information identified in this chart to create a profile about a consumer reflecting the consumer’s preferences, characteristics, psychological trends, predispositions, behavior, attitudes, intelligence, abilities, and aptitudes.

No

CATEGORIES OF SOURCES FROM WHICH PERSONAL INFORMATION IS COLLECTED

We receive personal information through two primary means: information you provide us directly and information we collect automatically.

Information you provide. In the course of serving you as someone associated with a corporate or institutional client, PPM obtains personal information about you principally through requests by email or telephone. Obtaining this information is important to our ability to fulfill your requests and deliver the highest level of service. PPM also works with LinkedIn to collect personal information that you provide on its website to access online and mobile advertisements for PPM products and services that we think may be of interest to you. We do not control and are not responsible for the actions or privacy practices of other websites (whether accessed through an advertisement, service or content link) and urge you to review such practices prior to submitting any information to such websites.

Digital Analytics Information. While we do not collect personal information from anyone who is merely visiting or browsing our website, to enhance our visitors' usability of the PPM website, we use digital analytics tools (e.g. Google Analytics) to understand and optimize performance. This may include, but is not limited to, the collection of IP addresses and information about what pages visited, and average time on pages. To learn more about how Google uses the information, visit

Google’s Privacy & Terms at http://policies.google.com/technologies/partner-sites.

When interacting with our PPM email marketing materials, our systems automatically log information about your interaction with that email as well as information about your computer or mobile device. For example, our system logs when you open an email from us, what links in our emails you select, your IP address, your computer or mobile device operating system name and version, browser and email client type, how long you spent on a page, and information about your use of and actions on the email newsletter. If you currently receive PPM email marketing materials but wish to stop receiving these communications, please follow the opt-out instructions contained within the email message from PPM.

BUSINESS PURPOSES FOR WHICH WE COLLECT PERSONAL INFORMATION

Use of your personal information depends on your relationship to PPM. We did not necessarily collect all the specific pieces of personal information listed above for any one specific business purpose, but rather, we used personal information, generally, in the below circumstances. Except as indicated below, PPM retains personal information pursuant to its document retention policy which is in accordance with our governing laws and regulations.

• To perform services on behalf of PPM and our clients that are reasonably necessary and proportionate for those services. For example, personal information may be needed to maintain or service accounts as would be expected by an average consumer, process or fulfill orders and transactions, process payments and transactions, verify personal information, providing financing, or similar services on behalf of PPM or its service providers.

• Performing due diligence. For example, we may need to conduct research or evaluate individuals in connection with an investment or sale on behalf of our clients or with respect to a corporate restructuring, merger or acquisition or similar proceeding.

• Pursuant to law or regulation. For example, we might use the information you provide us to verify your identity or identify individuals within your organization to help fulfill certain legal or regulatory requirements.

• Interacting with our service providers. For example, PPM may receive personal information during the course of our business relationship for onboarding, background checks, or, depending on your relationship to PPM, as required to attest to PPM’s compliance policies and code of conduct.

• As part of a corporate transaction. For example, a transaction with a successor or affiliate or in connection with any acquisition, merger or sale of assets.

• To detect security incidents. For example, to protect against malicious, deceptive, fraudulent, or illegal activity, and to prosecute those responsible for that activity.

• Verify, maintain or enhance quality of a product, service or device. For example, we provide our employees with the ability to opt-in to providing their unique biometric data as a method of authenticating their identity to unlock devices owned by PPM (i.e., fingerprint ID on iPads), pursuant to our Biometric Information Policy. However PPM does not use or have access to Biometric Identifiers stored on those devices, nor does PPM sell, lease, trade, share, disclose or disseminate, or profit from any Biometric Identifiers.

• Respond to your requests or questions, or for other purposes that do not infer characteristics. For example, we might use the information you provided us to respond to your questions or feedback.

For those who interact with our PPM email marketing materials or our website, we collect and use your information to as indicated below.

• Provide relevant news and information, including for short-term, transient use. For example, we might use your information to customize your experience with us and help us better understand your interests and needs so that we can improve your experience with our online content or provide contextual advertising for other services.

• Improve our website, products or services. For example, we might use anonymized information to enhance your experience with us or improve content on our websites.

SHARING OR SELLING PERSONAL INFORMATION

PPM does not sell or share consumer personal information with “third parties”, as defined by California law.

DISCLOSING PERSONAL INFORMATION

In order to run our business and provide our services and products, there are occasions where we may disclose your personal information with affiliates and non-affiliated vendors that perform support services for PPM. These parties are subject to agreements that require them to maintain the confidentiality of your information and to use it only in the course of providing such services. We will also share information if you so direct or with your consent, if we are compelled by law or regulation, as part of a corporate transaction with a successor or affiliate or in connected with any acquisition, merger or sale of assets, or in other circumstances as permitted by law (for example, to protect your account from fraud). PPM has not disclosed personal information for a business purpose to “third parties”, as defined by California law, within the last 12 months.

CALIFORNIA-SPECIFIC PRIVACY RIGHTS

California-specific privacy rights. California consumers have certain privacy rights granted under the California Consumer Privacy Act (“CCPA”) This section sets out those rights and provides individuals a form to submit privacy data requests. Below is a list of privacy rights regarding your personal information under California law:

• Right to know what personal information a business has collected, including the categories of personal information, the categories of sources from which personal information is collected, the business or commercial purpose for collecting, selling, or sharing personal information, the categories of third parties to whom a business discloses personal information, and the specific pieces of personal information the business has collected.

• Right to request PPM delete your personal information that the business has collected, subject to certain exceptions.

• Right to correct inaccurate personal information that the business maintains.

• Right to opt-out of the sale or sharing of personal information, if sold or shared by a business.

• Right to limit the use or disclosure of sensitive personal information by the business if the business uses or discloses sensitive personal information for reasons other than those set forth in section 7027(m) of the CCPA.

• Right not to receive discriminatory treatment by the business for the exercise of privacy rights conferred by the CCPA, including an employee’s, applicant’s, or independent contractor’s right not to be retaliated against for the exercise of their CCPA rights.

We do not discriminate against you, for example, by offering a different level of service for exercising any of these rights. While the CCPA also provides California residents with the right to opt-out of sales or sharing of personal information to third parties, it is important to know we do not sell or share your personal information and within the last 12 months PPM has not sold or shared consumer personal information with “third parties”, as defined by California law. We have no actual knowledge that we sell or share the personal information of consumers under 16 years of age. Additionally, we do not use or disclose sensitive personal information for purposes other than as specified in section 7027(m) of the CCPA, and we do not collect or process sensitive personal information to infer characteristics.

Instructions for submitting a California consumer request. Should you or your authorized representative wish to exercise any of the above rights, please use this link to submit a request, or if you received this notice in a printed format or are otherwise unable to complete the form, please email PPMPrivacyOperations@ppmamerica.com. Upon submission of your request we will take commercially reasonable steps to verify your identity and, if applicable, your authorized agent’s identity before granting access or making any changes to your personal information. You will be required to verify your identity by providing general information such as your first name, last name, and email address. In some instances we may reach out to you directly to provide other information, such as your mailing address. Only you, or an agent authorized to act on your behalf, may make a verifiable consumer request related to your personal information.

We will make good faith efforts to provide you with access to your data when you request it, but there may be circumstances in which we need not provide access as allowed by law, including but not limited to instances where the information contains legal privilege, where your identity could not be verified, or where the information may compromise yours or others’ privacy or other legitimate rights. If we determine that access should be restricted in any particular instance, we will provide you with an explanation of why that determination has been made and a contact point for any further inquiries.

Additionally, under California Civil law, Californians are entitled to request information relating to whether a business has disclosed personal data to any third parties for the third parties’ direct marketing purposes. Californians who wish to request further information about our compliance with this statute should contact us at privacy@ppmamerica.com or at PPM America, 225 West Wacker Dr., Suite 1200, Chicago, Illinois 60606. This section on California-Specific Privacy Rights was last updated on December 30, 2022.

USE OF COOKIES

A cookie is a piece of data stored within the web browser on your computer by the websites you visit. Cookies are widely used to improve browsing experience and help websites function more efficiently. The cookies we use enable certain functionality of the website and facilitate website usage analysis. This will enable us to continually improve the website and our systems. The cookies do not hold any personal information about you. We do not associate any data gathered from cookies with any of your personal information. From our website, PPM may place cookies on your computer. There are two types of cookies that we use:

• Session cookies - these cookies are temporarily created when you visit our website. When you leave the website all session cookies are deleted.

• Persistent cookies - these cookies remain on your computer for the period of time specified in the cookie. They are activated each time you visit our website which created that particular cookie.

Many Internet browsers allow you to adjust your cookie preferences or delete existing cookies. If you set your browser to reject cookies, you should be aware that certain website features may not be available to you or may not function correctly. Certain Internet browsers may provide you the choice to set "Do Not Track" preferences, to limit the collection of information about your online activities over time and across third party websites or online services. PPM’s systems do not respond to Internet browser "do not track" signals or similar mechanisms.

LINKS TO THIRD PARTY SITES

The PPM website may contain links to other websites. We are not responsible for the privacy practices of any such other website (whether accessed through an advertisement, service or content link) and urge you to review such practices prior to submitting any information to such websites.

SAFEGUARDING INFORMATION

We recognize that information security is a crucial topic. To protect information, we've utilized an information security program to protect the integrity of our systems and applications. We implemented precautions throughout our organization, as well as our affiliates, including, where appropriate, the following: password protection, multi-factor authentication, encryption, TLS, firewalls, and internal restrictions on who may access data to protect the information we collect from loss, misuse, and unauthorized access, disclosure, alteration, and destruction.

We restrict access to personal information to authorized employees and in some cases to third parties as permitted by law. In addition to the requirements in this policy, we maintain physical, electronic and procedural safeguards to guard sensitive information. We adhere to these standards even after a business relationship ends.

CHANGES TO POLICY

This policy provides a general statement of the ways in which PPM protects your personal information. You may, however, in connection with specific products or services offered by PPM, be provided with privacy policies or statements that supplement this policy. PPM reserves the right to change its privacy policy or any supporting or related policies or procedures at any time. If there are any changes to the terms of this privacy policy, documents containing the revised policy will be updated, including our website at the PPM Privacy Policy or at https://www.ppmamerica.com/privacy-policy, and will be effective immediately. Contact us at privacy@ppmamerica.com should you have any questions about this privacy policy, our privacy commitments or our website.

Employees should review the Jackson Financial, Inc. Associate Privacy Notice available at https://www.jackson.com for information on the categories of personal information that may be collected from and for employees and why PPM or its affiliates collect such information.

This policy was last updated on July 11, 2023.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The interested Trustee and the Officers of the Trust or the Adviser do not receive any compensation from the Trust for their services as Trustees or Officers (except for the Chief Compliance Officer of the Trust). The compensation paid to the Chief Compliance Officer of the Trust for the six-month period ended June 30, 2024 is disclosed as a part of the financial statements to shareholders filed under Form N-CSR Item 7. The Independent Trustees received the following compensation for their services for the six-month period ended June 30, 2024.

Independent Trustee	Aggregate Compensation from the Trust For the six-month period Ended June 30, 2024	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Trust
Kevin Callahan	$21,000	None	None	$21,000
Ronald A. Nyberg	$21,000	None	None	$21,000
Janet D. Olsen	$21,000	None	None	$21,000

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 16. Controls and Procedures.

(a) The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Exhibits.

(a)	(1) Not applicable to the semi-annual filing.

(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PPM Funds

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	August 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	August 30, 2024

By:	/s/ Andrew Tedeschi
Andrew Tedeschi
Principal Financial Officer

Date:	August 30, 2024

EXHIBIT LIST

Exhibit 18(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 18(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.